UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06719

                                                             Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                         Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

                                         Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.8%
	Consumer Discretionary — 6.1%
25,700	Aaron’s, Inc.	$915,948
35,200	Apollo Education Group, Inc.(a)	1,100,000
3,900	Delphi Automotive PLC	268,086
10,450	Dillard’s, Inc., Class A	1,218,574
24,000	DIRECTV(a)	2,040,240
16,156	Hanesbrands, Inc.	1,590,397
4,450	Las Vegas Sands Corp.	339,179
10,879	Lear Corp.	971,712
70,925	Macy’s, Inc.	4,115,069
6,400	TRW Automotive Holdings Corp.(a)	572,928
39,562	Viacom, Inc., Class B	3,431,212

		16,563,345

	Consumer Staples — 5.3%
106,195	Archer-Daniels-Midland Co.	4,684,261
5,700	CVS Caremark Corp.	429,609
10,350	Energizer Holdings, Inc.	1,263,010
21,001	Herbalife, Ltd.	1,355,405
7,689	Kimberly-Clark Corp.	855,171
90,121	Kroger Co. (The)	4,454,681
49,500	Pilgrim’s Pride Corp.(a)	1,354,320

		14,396,457

	Energy — 12.7%
69,725	Baker Hughes, Inc.	5,191,026
19,800	ConocoPhillips	1,697,454
24,900	CVR Energy, Inc.	1,199,931
32,700	Halliburton Co.	2,322,027
12,844	Helmerich & Payne, Inc.	1,491,317
52,850	Marathon Petroleum Corp.	4,126,000
300	National Oilwell Varco, Inc.	24,705
49,087	Occidental Petroleum Corp.	5,037,799
36,200	Patterson-UTI Energy, Inc.	1,264,828
59,975	Phillips 66	4,823,789
49,950	Ultra Petroleum Corp.(a)	1,483,016
17,750	Unit Corp.(a)	1,221,733
90,325	Valero Energy Corp.	4,525,282

		34,408,907

	Financials — 24.8%
31,750	Allied World Assurance Co. Holdings AG	1,207,135
38,427	Ameriprise Financial, Inc.	4,611,240
16,500	Artisan Partners Asset Management, Inc., Class A	935,220
55,100	BioMed Realty Trust, Inc., REIT	1,202,833
60,250	Brandywine Realty Trust, REIT	939,900
47,150	Capital One Financial Corp.	3,894,590
43,750	CommonWealth REIT	1,151,500
84,250	Discover Financial Services	5,221,815
70,165	Duke Realty Corp., REIT	1,274,196
31,500	East West Bancorp, Inc.	1,102,185
91,550	Fulton Financial Corp.	1,134,305
101,300	Healthcare Trust of America, Inc., Class A, REIT	1,219,652
35,565	Hospitality Properties Trust, REIT	1,081,176
89,100	KeyCorp	1,276,803
25,250	Lazard, Ltd., Class A	1,301,890
71,800	New York Community Bancorp, Inc.	1,147,364
22,100	Old Republic International Corp.	365,534
33,837	Omega Healthcare Investors, Inc., REIT	1,247,232

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	$1,059,428
62,116	PNC Financial Services Group, Inc. (The)	5,531,430
12,950	Popular, Inc.(a)	442,631
23,484	Principal Financial Group, Inc.	1,185,472
57,793	Prudential Financial, Inc.	5,130,285
117,900	SunTrust Banks, Inc.	4,723,074
52,250	Travelers Cos., Inc. (The)	4,915,158
20,850	US Bancorp	903,222
12,625	Ventas, Inc., REIT	809,262
19,550	Waddell & Reed Financial, Inc., Class A	1,223,634
211,849	Wells Fargo & Co.	11,134,783

		67,372,949

	Health Care — 13.2%
75,700	AbbVie, Inc.	4,272,508
55,307	Aetna, Inc.	4,484,292
61,652	Cardinal Health, Inc.	4,226,861
6,668	Charles River Laboratories International, Inc.(a)	356,871
50,200	Gilead Sciences, Inc.(a)	4,162,082
8,750	HCA Holdings, Inc.(a)	493,325
9,158	Jazz Pharmaceuticals PLC(a)	1,346,318
22,633	McKesson Corp.	4,214,491
78,642	Mylan, Inc.(a)	4,054,782
35,250	Myriad Genetics, Inc.(a)	1,371,930
73,050	Pfizer, Inc.	2,168,124
13,552	United Therapeutics Corp.(a)	1,199,216
31,402	WellPoint, Inc.	3,379,169

		35,729,969

	Industrials — 12.0%
12,650	Alaska Air Group, Inc.	1,202,383
50,950	Caterpillar, Inc.	5,536,737
121,011	Delta Air Lines, Inc.	4,685,546
44,173	General Dynamics Corp.	5,148,363
8,650	Huntington Ingalls Industries, Inc.	818,203
3,700	L-3 Communications Holdings, Inc.	446,775
24,975	Lockheed Martin Corp.	4,014,232
39,233	Northrop Grumman Corp.	4,693,444
45,600	Pitney Bowes, Inc.	1,259,472
49,665	Raytheon Co.	4,581,596
11,350	Southwest Airlines Co.	304,861

		32,691,612

	Information Technology — 11.0%
69,543	Activision Blizzard, Inc.	1,550,809
44,800	Apple, Inc.	4,163,264
54,600	Broadcom Corp., Class A	2,026,752
19,162	Computer Sciences Corp.	1,211,038
78,000	Corning, Inc.	1,712,100
178,345	Hewlett-Packard Co.	6,006,660
79,354	Marvell Technology Group, Ltd.	1,137,143
136,704	Micron Technology, Inc.(a)	4,504,397
99,550	Oracle Corp.	4,034,761
9,915	SanDisk Corp.	1,035,423
27,150	Science Applications International Corp.	1,198,944
28,500	Skyworks Solutions, Inc.	1,338,360

		29,919,651

Continued

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials — 3.5%
105,250	Dow Chemical Co. (The)	$5,416,165
42,763	LyondellBasell Industries NV, Class A	4,175,807

		9,591,972

	Telecommunication Services — 3.0%
126,150	CenturyLink, Inc.	4,566,630
74,350	Verizon Communications, Inc.	3,637,945

		8,204,575

	Utilities — 5.2%
57,000	Edison International	3,312,270
135,300	Exelon Corp.	4,935,744
115,000	Public Service Enterprise Group, Inc.	4,690,850
29,477	Vectren Corp.	1,252,772

		14,191,636

	Total Common Stocks (Cost $222,199,367)	263,071,073

EXCHANGE TRADED FUND — 1.7%
45,000	iShares Russell 1000 Value ETF	4,557,150

	Total Exchange Traded Fund (Cost $4,423,411)	4,557,150

MONEY MARKET FUND — 1.3%
3,502,403	Federated Treasury Obligations Fund, Institutional Shares	3,502,403

	Total Money Market Fund (Cost $3,502,403)	3,502,403

Total Investments — 99.8% (Cost $230,125,181)		271,130,626
Net Other Assets (Liabilities) — 0.2%		523,007

NET ASSETS — 100.0%		$271,653,633

(a)	Represents non-income producing security.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 94.7%
	Consumer Discretionary — 18.2%
1,183,500	Ascena Retail Group, Inc.(a)	$20,237,850
711,250	Chico’s FAS, Inc.	12,062,800
1,050,400	Interpublic Group of Cos., Inc. (The)	20,493,304
434,850	Kohl’s Corp.	22,907,898
785,100	News Corp., Class B(a)	13,699,995
425,220	Omnicom Group, Inc.	30,284,168
276,019	Universal Technical Institute, Inc.	3,350,871
179,582	Viacom, Inc., Class B	15,575,147

		138,612,033

	Financials — 33.2%
1,669,475	Annaly Capital Management, Inc., REIT	19,082,099
539,359	Aspen Insurance Holdings, Ltd.	24,497,686
439,003	Assured Guaranty, Ltd.	10,755,574
1,292,800	E*TRADE Financial Corp.(a)	27,484,928
435,785	Endurance Specialty Holdings, Ltd.	22,482,148
110,430	Enstar Group, Ltd.(a)	16,645,114
1,218,000	Leucadia National Corp.	31,935,960
308,300	Lincoln National Corp.	15,858,952
54,682	Markel Corp.(a)	35,851,706
370,900	Ryman Hospitality Properties, Inc., REIT	17,858,835
687,300	Willis Group Holdings PLC	29,760,090

		252,213,092

	Health Care — 12.3%
148,804	Becton Dickinson & Co.	17,603,513
218,613	Covidien PLC	19,714,520
150,228	Laboratory Corp. of America Holdings(a)	15,383,347
246,942	WellPoint, Inc.	26,573,429
138,022	Zimmer Holdings, Inc.	14,334,965

		93,609,774

	Industrials — 4.7%
200,150	AGCO Corp.	11,252,433
149,246	Civeo Corp.(a)	3,735,627
476,400	Hertz Global Holdings, Inc.(a)	13,353,492
682,700	Uti Worldwide, Inc.	7,059,118

		35,400,670

	Information Technology — 25.4%
1,362,700	Dice Holdings, Inc.(a)	10,370,147

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
53,000	DST Systems, Inc.	$4,885,010
549,688	EarthLink Holdings Corp.	2,044,839
352,700	Fidelity National Information Services, Inc.	19,306,798
372,900	Global Payments, Inc.	27,165,765
691,513	II-VI, Inc.(a)	9,999,278
677,900	Knowles Corp.(a)	20,838,646
249,884	MICROS Systems, Inc.(a)	16,967,124
132,555	MicroStrategy, Inc., Class A(a)	18,639,884
387,200	NCR Corp.(a)	13,586,848
248,100	Neustar, Inc. Class A(a)	6,455,562
516,200	Symantec Corp.	11,820,980
727,900	Western Union Co. (The)	12,621,786
1,460,267	Xerox Corp.	18,165,722

		192,868,389

	Materials — 0.9%
185,788	Rayonier Advanced Materials, Inc.(a)	7,199,285

	Total Common Stocks (Cost $545,470,903)	719,903,243

MONEY MARKET FUND — 3.5%
26,095,176	Federated Treasury Obligations Fund, Institutional Shares	26,095,176

	Total Money Market Fund (Cost $26,095,176)	26,095,176

Total Investments — 98.2% (Cost $571,566,079)		745,998,419
Net Other Assets (Liabilities) — 1.8%		13,961,330

NET ASSETS — 100.0%		$759,959,749

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%
	Consumer Discretionary — 10.8%
31,332	Boyd Gaming Corp.(a)	$380,057
12,827	Brown Shoe Co., Inc.	366,980
8,653	Capella Education Co.	470,637
8,726	Columbia Sportswear Co.	721,204
26,478	Cooper Tire &Rubber Co.	794,340
7,496	CSS Industries, Inc.	197,669
115,597	Cumulus Media, Inc., Class A(a)	761,784
5,570	Deckers Outdoor, Corp.(a)	480,858
4,259	Dillard’s, Inc., Class A	496,642
13,229	GameStop Corp., Class A	535,378
33,089	hhgregg, Inc.(a)	336,515
1,756	ITT Educational Services, Inc.(a)	29,308
51,576	Journal Communications, Inc., Class A(a)	457,479
57,470	LeapFrog Enterprises, Inc.(a)	422,405
6,365	Lear Corp.	568,522
42,771	Live Nation Entertainment, Inc.(a)	1,056,016
69,263	McClatchy Co., (The) Class A(a)	384,410
37,729	Modine Manufacturing Co.(a)	593,854
7,658	Monarch Casino & Resort, Inc.(a)	115,942
10,473	Murphy USA, Inc.(a)	512,025
51,359	Orbitz Worldwide, Inc.(a)	457,095
6,593	Outerwall, Inc.(a)	391,295
32,008	Penn National Gaming, Inc.(a)	388,577
4,358	Red Robin Gourmet Burgers, Inc.(a)	310,290
34,842	Ruth’s Hospitality Group, Inc.	430,299
13,235	Scholastic Corp.	451,181
13,361	Shiloh Industries, Inc.(a)	246,644
50,758	Skullcandy, Inc.(a)	367,996
37,090	Smith & Wesson Holding Corp.(a)	539,289
9,298	Strayer Education, Inc.(a)	488,238
7,471	Tenneco Inc.(a)	490,845
14,320	Tower International, Inc.(a)	527,549
20,337	Unifi, Inc.(a)	559,878

		15,331,201

	Consumer Staples — 1.9%
197,505	Alliance One International, Inc.(a)	493,763
12,746	Andersons, Inc. (The)	657,439
4,112	Medifast, Inc.(a)	125,046
13,685	Omega Protein Corp.(a)	187,211
25,958	Pilgrim’s Pride Corp.(a)	710,211
5,658	Sanderson Farms, Inc.	549,958
472	USANA Health Sciences, Inc.(a)	36,882

		2,760,510

	Energy — 6.4%
34,650	Cloud Peak Energy, Inc.(a)	638,253
9,042	Contango Oil & Gas Co.(a)	382,567
7,043	Dawson Geophysical Co.	201,782
21,384	Exterran Holdings, Inc.	962,066
28,778	Green Plains Renewable Energy, Inc.	945,933
24,262	Nabors Industries, Ltd.	712,575
49,425	Newpark Resources, Inc.(a)	615,836
104,117	Parker Drilling Co.(a)	678,843
18,574	PBF Energy, Inc., Class A	494,997
21,540	Penn Virginia Corp.(a)	365,103
29,402	Renewable Energy Group, Inc.(a)	337,241
10,813	REX American Resources Corp.(a)	792,701
21,933	Stone Energy Corp.(a)	1,026,245
60,265	Warren Resources, Inc.(a)	373,643

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy — (continued)
16,103	Westmoreland Coal Co.(a)	$584,217

		9,112,002

	Financials — 37.9%
14,856	1st Source Corp.	454,891
13,578	Allied World Assurance Co. Holdings AG	516,236
25,597	Ambac Financial Group, Inc.(a)	699,054
33,993	American Equity Investment Life Holding Co.	836,228
7,889	American Financial Group, Inc.	469,869
4,215	American National Insurance Co.	481,353
12,473	Amtrust Financial Services, Inc.	521,496
101,786	Anworth Mortgage Asset Corp., REIT	525,216
24,022	Apollo Commercial Real Estate Finance, Inc., REIT	396,123
83,200	Apollo Investment Corp.	716,352
14,209	Argo Group International Holdings, Ltd.	726,222
20,974	Arlington Asset Investment Corp., Class A	573,219
11,364	Aspen Insurance Holdings, Ltd.	516,153
7,664	Assurant, Inc.	502,375
18,085	Assured Guaranty, Ltd.	443,083
9,651	Axis Capital Holdings, Ltd.	427,346
14,943	Banner Corp.	592,191
58,905	BlackRock Kelso Capital Corp.	536,625
40,321	Calamos Asset Management, Inc., Class A	539,898
13,808	Capital Southwest Corp.	497,226
53,416	Capstead Mortgage Corp., REIT	702,420
76,939	Cedar Realty Trust, Inc., REIT	480,869
24,611	Central Pacific Financial Corp.	488,528
140,626	Chimera Investment Corp., REIT	448,597
60,807	CNO Financial Group, Inc.	1,082,365
29,235	Colony Financial, Inc., REIT	678,837
101,713	Cowen Group, Inc., Class A(a)	429,229
12,581	Customers Bancorp, Inc.(a)	251,740
46,249	Dynex Capital, Inc., REIT	409,304
19,915	Employers Holdings, Inc.	421,800
9,567	Endurance Specialty Holdings, Ltd.	493,561
11,183	Enterprise Financial Services Corp.	201,965
10,957	FBL Financial Group, Inc., Class A	504,022
19,253	FBR & Co.(a)	522,334
12,182	Fidelity Southern Corp.	158,244
9,546	Fidus Investment Corp.	196,075
2,090	First Citizens BancShares, Inc., Class A	512,050
16,891	First Interstate Bancsystem, Inc.	459,097
27,220	First Merchants Corp.	575,431
11,007	First NBC Bank Holding Co.(a)	368,845
22,718	Flagstar Bancorp, Inc.(a)	411,196
12,335	Flushing Financial Corp.	253,484
37,128	Genworth Financial, Inc., Class A(a)	646,027
49,593	Gladstone Capital Corp.	498,906
16,091	Golub Capital BDC, Inc.	284,811
19,542	Greenlight Capital Re, Ltd., Class A(a)	643,713
29,749	Hanmi Financial Corp.	627,109
7,051	Hanover Insurance Group, Inc. (The)	445,271
12,419	HCI Group, Inc.	504,211
37,363	Hercules Technology Growth Capital, Inc.	603,786
22,183	Horace Mann Educators Corp.	693,662
24,790	Interactive Brokers Group, Inc., Class A	577,359
21,314	International Bancshares Corp.	575,478
40,909	KCAP Financial, Inc.	347,317
52,664	KCG Holdings, Inc., Class A(a)	625,648
12,030	Kemper Corp.	443,426

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
43,963	Maiden Holdings, Ltd.	$531,513
35,929	MBIA, Inc.(a)	396,656
25,073	Medallion Financial Corp.	312,410
59,232	MFA Financial, Inc., REIT	486,295
22,225	Montpelier Re Holdings, Ltd.	710,089
9,363	Navigators Group, Inc. (The)(a)	627,789
16,056	Nelnet, Inc., Class A	665,200
113,505	New Residential Investment Corp., REIT	715,081
67,391	New York Mortgage Trust, Inc., REIT	526,324
29,975	OFG Bancorp	551,840
24,360	Old Republic International Corp.	402,914
4,525	PartnerRe, Ltd.	494,175
49,561	PennantPark Investment Corp.	567,969
27,839	PennyMac Mortgage Investment Trust, REIT	610,788
26,842	PHH Corp.(a)	616,829
12,142	Platinum Underwriters Holdings, Ltd.	787,409
14,107	Popular, Inc.(a)	482,177
27,899	PrivateBancorp, Inc.	810,745
74,509	Prospect Capital Corp.	791,658
10,431	Protective Life Corp.	723,181
33,281	Redwood Trust, Inc., REIT	647,981
8,096	Regional Management Corp.(a)	125,245
5,973	Reinsurance Group of America, Inc.	471,270
4,722	RenaissanceRe Holdings, Ltd.	505,254
4,767	Safety Insurance Group, Inc.	244,928
8,550	Southside Bancshares, Inc.	247,617
15,935	St Joe Co. (The)(a)	405,227
8,481	StanCorp Financial Group, Inc.	542,784
16,873	Stewart Information Services Corp.	523,232
40,133	Symetra Financial Corp.	912,624
20,669	Synovus Financial Corp.	503,910
22,734	TCP Capital Corp.	413,986
51,867	TICC Capital Corp.	513,483
70,151	Two Harbors Investment Corp., REIT	735,182
33,029	United Community Banks, Inc.	540,685
20,092	United Fire Group, Inc.	589,097
44,855	Universal Insurance Holdings, Inc.	581,769
9,258	Validus Holdings, Ltd.	354,026
19,837	Washington Federal, Inc.	444,944
29,063	Webster Financial Corp.	916,647
33,097	Western Alliance Bancorp(a)	787,709
638	White Mountains Insurance Group, Ltd.	388,185
67,930	Wilshire Bancorp, Inc.	697,641
16,145	Wintrust Financial Corp.	742,670
5,021	World Acceptance Corp.(a)	381,395
7,182	WSFS Financial Corp.	529,098

		54,095,504

	Health Care — 4.8%
11,757	Addus HomeCare Corp.(a)	264,297
30,769	Albany Molecular Research, Inc.(a)	619,072
6,069	Alliance HealthCare Services, Inc.(a)	163,863
27,146	Amedisys, Inc.(a)	454,424
12,249	Anika Therapeutics, Inc.(a)	567,496
6,460	Centene Corp.(a)	488,441
14,974	Kindred Healthcare, Inc.	345,899
15,062	Lannett Co., Inc.(a)	747,376
7,750	LifePoint Hospitals, Inc.(a)	481,275
9,536	Molina Healthcare, Inc.(a)	425,592
21,331	NuVasive, Inc.(a)	758,744
38,298	PDL BioPharma, Inc.	370,725

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
5,736	PharMerica Corp.(a)	$163,992
10,950	Providence Service Corp. (The)(a)	400,661
3,675	Questcor Pharmaceuticals, Inc.	339,901
2,856	United Therapeutics Corp.(a)	252,727

		6,844,485

	Industrials — 13.0%
25,365	AAR Corp.	699,059
7,410	Alaska Air Group, Inc.	704,321
4,289	Alliant Techsystems, Inc.	574,383
35,092	ARC Document Solutions, Inc.(a)	205,639
23,238	ArcBest Corp.	1,011,085
12,542	Argan, Inc.	467,691
6,730	Barrett Business Services, Inc.	316,310
11,605	Ducommun, Inc.(a)	303,239
26,448	Ennis, Inc.	403,596
59,742	GrafTech International, Ltd.(a)	624,901
17,351	Greenbrier Cos., Inc. (The)(a)	999,418
60,311	Hawaiian Holdings, Inc.(a)	826,864
6,097	Hyster-Yale Materials Handling, Inc.	539,828
11,188	ICF International, Inc.(a)	395,608
93,459	JetBlue Airways Corp.(a)	1,014,030
5,907	Kadant, Inc.	227,124
31,293	Kimball International, Inc., Class B	523,219
24,378	Matson, Inc.	654,305
15,495	MYR Group, Inc.(a)	392,488
23,797	Navigant Consulting, Inc.(a)	415,258
17,635	NN, Inc.	451,103
14,585	Northwest Pipe Co.(a)	588,213
24,786	Orbital Sciences Corp.(a)	732,426
7,828	Oshkosh Corp.	434,689
16,730	Pitney Bowes, Inc.	462,083
20,687	Quad/Graphics, Inc.	462,768
29,856	Quality Distribution, Inc.(a)	443,660
32,768	RPX Corp.(a)	581,632
25,076	RR Donnelley & Sons Co.	425,289
38,284	SkyWest, Inc.	467,830
20,382	Swift Transportation Co.(a)	514,238
14,568	Trinity Industries, Inc.	636,913
48,492	Wabash National Corp.(a)	691,011
3,290	WABCO Holdings, Inc.(a)	351,438

		18,541,659

	Information Technology — 10.5%
2,651	Anixter International, Inc.	265,286
18,268	ARRIS Group, Inc.(a)	594,258
7,062	Arrow Electronics, Inc.(a)	426,615
21,646	AVG Technologies NV(a)	435,734
29,446	Benchmark Electronics, Inc.(a)	750,284
—	Blackhawk Network Holdings, Inc., Class B(a)	9
44,899	Brocade Communications Systems, Inc.	413,071
29,525	CTS Corp.	552,118
27,209	Ebix, Inc.	389,361
23,434	Fabrinet(a)	482,740
66,763	Harmonic, Inc.(a)	498,052
21,075	Insight Enterprises, Inc.(a)	647,846
28,923	International Rectifier Corp.(a)	806,952
17,564	Jabil Circuit, Inc.	367,088
70,996	Lattice Semiconductor Corp.(a)	585,717
12,976	Lexmark International, Inc., Class A	624,924
36,231	Marvell Technology Group, Ltd.	519,190

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
28,136	Newport Corp.(a)	$520,516
59,337	Photronics, Inc.(a)	510,298
16,525	Plexus Corp.(a)	715,367
23,514	Polycom, Inc.(a)	294,630
41,574	Sanmina Corp.(a)	947,056
15,337	ScanSource, Inc.(a)	584,033
11,650	Science Applications International Corp.	514,464
30,170	Sykes Enterprises, Inc.(a)	655,594
7,211	Tech Data Corp.(a)	450,832
41,933	TiVo, Inc.(a)	541,355
36,028	Ultra Clean Holdings, Inc.(a)	326,053
31,566	Vishay Intertechnology, Inc.	488,957

		14,908,400

	Materials — 4.5%
24,649	A.M. Castle & Co.(a)	272,125
4,390	Ampco-Pittsburgh Corp.	100,707
21,011	Berry Plastics Group, Inc.(a)	542,084
8,267	Cabot Corp.	479,403
43,052	Commercial Metals Co.	745,230
6,566	Domtar Corp.	281,353
5,413	Huntsman Corp.	152,105
10,231	Materion Corp.	378,445
9,151	Neenah Paper, Inc.	486,376
12,506	Olympic Steel, Inc.	309,524
7,973	Packaging Corp. of America	569,990
20,838	PH Glatfelter Co.	552,832
1,570	Reliance Steel & Aluminum Co.	115,725
10,502	Schweitzer-Mauduit International, Inc.	458,517
5,106	United States Steel Corp.	132,960
19,683	Worthington Industries, Inc.	847,156

		6,424,532

	Telecommunication Services — 1.7%
10,622	Atlantic Tele-Network, Inc.	616,076
31,673	Inteliquent, Inc.	439,304
70,951	Iridium Communications, Inc.(a)	600,245
14,494	Telephone & Data Systems, Inc.	378,438
27,798	USA Mobility, Inc.	428,089

		2,462,152

Shares		Fair Value
COMMON STOCKS — (continued)
	Utilities — 5.5%
8,431	AGL Resources, Inc.	$463,958
26,757	Avista Corp.	896,895
8,553	Chesapeake Utilities Corp.	610,085
19,740	El Paso Electric Co.	793,745
25,111	Empire District Electric Co.	644,850
17,073	Great Plains Energy, Inc.	458,751
17,249	IDACORP, Inc.	997,510
13,927	NorthWestern Corp.	726,850
33,109	PNM Resources, Inc.	971,087
16,337	Southwest Gas Corp.	862,430
12,252	Westar Energy, Inc.	467,904

		7,894,065

	Total Common Stocks (Cost $118,922,147)	138,374,510

EXCHANGE TRADED FUND — 0.6%
8,535	iShares Russell 2000 Value ETF	881,324

	Total Exchange Traded Fund (Cost $820,743)	881,324

MONEY MARKET FUND — 2.1%
2,994,905	Federated Treasury Obligations Fund, Institutional Shares	2,994,905

	Total Money Market Fund (Cost $2,994,905)	2,994,905

Total Investments — 99.7% (Cost $122,737,795)		142,250,739
Net Other Assets (Liabilities) — 0.3%		377,738

NET ASSETS — 100.0%		$142,628,477

(a)	Represents non-income producing security.

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.5%
	Consumer Discretionary — 18.2%
848,000	Comcast Corp., Class A	$45,520,640
538,000	DIRECTV(a)	45,735,380
569,000	Discovery Communications, Inc., Class C(a)	41,303,710
1,975,000	Ford Motor Co.	34,049,000
264,869	Lennar Corp., Class A	11,119,201
563,200	PulteGroup, Inc.	11,354,112

		189,082,043

	Consumer Staples — 3.0%
817,000	Mondelez International, Inc., Class A	30,727,370

	Energy — 10.8%
251,000	Apache Corp.	25,255,620
90,000	Cabot Oil & Gas Corp.	3,072,600
360,000	EOG Resources, Inc.(b)	42,069,600
592,000	Halliburton Co.(b)	42,037,920

		112,435,740

	Financials — 9.4%
552,790	American Campus Communities, Inc., REIT	21,138,689
468,000	Capital One Financial Corp.	38,656,800
142,000	CBRE Group, Inc., Class A(a)	4,549,680
685,000	Ryman Hospitality Properties, Inc., REIT	32,982,750

		97,327,919

	Health Care — 16.3%
588,000	Agilent Technologies, Inc.(b)	33,774,720
655,500	HCA Holdings, Inc.(a)	36,957,090
920,000	Myriad Genetics, Inc.(a)(b)	35,806,400
555,000	UnitedHealth Group, Inc.	45,371,250
528,400	Zoetis, Inc.	17,051,468

		168,960,928

	Industrials — 10.1%
559,000	Expeditors International of Washington, Inc.	24,685,440
738,000	Nielsen NV	35,726,580
88,900	Robert Half International, Inc.(b)	4,244,086

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
663,200	Verisk Analytics, Inc., Class A(a)	$39,805,264

		104,461,370

	Information Technology — 29.7%
615,000	Akamai Technologies, Inc.(a)	37,551,900
348,700	Apple, Inc.	32,404,691
678,000	Check Point Software Technologies, Ltd.(a)	45,446,340
1,569,000	Cisco Systems, Inc.	38,989,650
578,000	Citrix Systems, Inc.(a)(b)	36,153,900
780,000	eBay, Inc.(a)	39,046,800
461,000	Intuit, Inc.	37,124,330
1,188,000	NCR Corp.(a)	41,686,920

		308,404,531

	Total Common Stocks (Cost $683,105,125)	1,011,399,901

MONEY MARKET FUND — 3.4%
35,001,190	Federated Treasury Obligations Fund, Institutional Shares	35,001,190

	Total Money Market Fund (Cost $35,001,190)	35,001,190

Total Investments — 100.9% (Cost $718,106,315)		1,046,401,091
Net Other Assets (Liabilities) — (0.9)%		(9,543,547)

NET ASSETS — 100.0%		$1,036,857,544

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 92.4%
	Consumer Discretionary — 14.3%
1,892,000	Mattel, Inc.	$73,731,240
668,000	McDonald’s Corp.	67,294,320
656,000	Omnicom Group, Inc.	46,720,320
1,156,000	Pearson PLC, ADR	22,900,360
586,500	Time Warner Cable, Inc.(a)	86,391,450

		297,037,690

	Consumer Staples — 15.8%
1,758,000	Coca-Cola Co. (The)	74,468,880
1,220,000	General Mills, Inc.	64,098,800
635,000	PepsiCo, Inc.	56,730,900
670,000	Philip Morris International, Inc.	56,487,700
1,734,000	Unilever PLC, ADR	78,567,540

		330,353,820

	Energy — 20.0%
371,000	Chevron Corp.	48,434,050
1,509,000	Ensco PLC, Class A	83,855,130
25,732	Kinder Morgan Management LLC(b)	2,030,996
2,394,000	Kinder Morgan, Inc.	86,806,440
928,596	Natural Resource Partners LP	15,386,836
794,000	Occidental Petroleum Corp.	81,488,220
2,038,500	Spectra Energy Corp.	86,595,480
275,000	Teekay LNG Partners LP	12,688,500

		417,285,652

	Financials — 6.4%
1,326,000	MetLife, Inc.	73,672,560
635,500	Travelers Cos., Inc. (The)	59,781,485

		133,454,045

	Health Care — 16.8%
1,271,000	Abbott Laboratories	51,983,900
794,999	AbbVie, Inc.	44,869,743
1,111,200	Baxter International, Inc.(a)	80,339,760
759,000	Novartis AG, ADR	68,712,270
1,318,000	Pfizer, Inc.	39,118,240

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
612,000	WellPoint, Inc.	$65,857,320

		350,881,233

	Industrials — 2.1%
433,000	United Parcel Service, Inc., Class B	44,451,780

	Information Technology — 13.2%
867,995	Accenture PLC	70,168,716
1,922,000	Maxim Integrated Products, Inc.	64,982,820
1,330,000	Microsoft Corp.	55,461,000
1,057,702	QUALCOMM, Inc.	83,769,998

		274,382,534

	Telecommunication Services — 3.8%
1,617,000	Verizon Communications, Inc.	79,119,810

	Total Common Stocks (Cost $1,482,743,597)	1,926,966,564

MONEY MARKET FUND — 7.6%
158,947,215	Federated Treasury Obligations Fund, Institutional Shares	158,947,215

	Total Money Market Fund (Cost $158,947,215)	158,947,215

Total Investments — 100.0% (Cost $1,641,690,812)		2,085,913,779
Net Other Assets (Liabilities) — 0.0%		(105,210)

NET ASSETS — 100.0%		$2,085,808,569

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 76.4%
	Consumer Discretionary — 2.2%
17,809	Mattel, Inc.(a)	$694,017
35,280	Service Corp. International(a)	731,002
9,274	Target Corp.(a)	537,428

		1,962,447

	Consumer Staples — 6.7%
22,115	Altria Group, Inc.(a)	927,503
11,998	Clorox Co. (The)(a)	1,096,617
13,690	Mondelez International, Inc., Class A(a)	514,881
20,510	PepsiCo, Inc.(a)	1,832,363
7,529	Philip Morris International, Inc.(a)	634,770
12,866	Wal-Mart Stores, Inc.(a)	965,851

		5,971,985

	Energy — 22.3%
1,600	Antero Resources Corp.(b)	105,008
26,004	Apache Corp.(a)	2,616,522
2,500	ARC Resources, Ltd.	76,121
10,000	BaytexEnergy Corp.	461,553
600	Bonanza Creek Energy, Inc.(a)	34,314
1,000	Bonterra Energy Corp.(a)	60,043
4,000	Canadian Natural Resources, Ltd.	183,640
5,000	Canadian Oil Sands, Ltd.(a)	113,300
2,300	Canadian Oil Sands, Ltd.	52,119
9,900	Cenovus Energy, Inc.(a)	320,463
1,000	Cimarex Energy Co.(a)	143,460
1,000	Concho Resources, Inc.(a)(b)	144,500
9,300	ConocoPhillips(a)	797,289
1,300	Continental Resources, Inc.(a)(b)	205,452
27,100	Denbury Resources, Inc.(a)	500,266
23,086	Devon Energy Corp.(a)	1,833,028
22,600	Dorchester Minerals LP(a)	690,204
3,800	Enbridge Energy Partners LP	140,334
18,600	Energy XXI Bermuda, Ltd.	439,518
5,000	EOG Resources, Inc.(a)	584,300
8,479	Exxon Mobil Corp.(a)	853,666
6,300	Freehold Royalties, Ltd.	158,113
6,400	HollyFrontier Corp.	279,616
19,300	Kinder Morgan, Inc.(a)	699,818
7,200	Kodiak Oil & Gas Corp.(a)(b)	104,760
1,200	Laredo Petroleum, Inc.(b)	37,176
19,600	Marathon Oil Corp.(a)	782,432
1,500	Marathon Petroleum Corp.	117,105
6,500	MPLX LP	419,250
6,430	Noble Energy, Inc.(a)	498,068
25,800	Northern Oil & Gas, Inc.(a)(b)	420,282
6,300	Oasis Petroleum, Inc.(a)(b)	352,107
30,473	Pacific Coast Oil Trust(a)	397,977
500	PDC Energy, Inc.(a)(b)	31,575
18,763	Permian Basin Royalty Trust(a)	267,373
1,100	Peyto Exploration & Development Corp.	41,555
3,000	Plains All American Pipeline LP	180,150
41,200	Plains GP Holdings LP, Class A(a)	1,317,988
3,200	Resolute Energy Corp.(a)(b)	27,648
1,500	Rosetta Resources, Inc.(b)	82,275
15,260	Sabine Royalty Trust(a)	924,756
4,900	SM Energy Co.	412,090
1,400	Statoil ASA, ADR(a)	43,162
12,500	Suncor Energy, Inc.(a)	532,875
4,000	Tesoro Logistics LP	293,600
1,500	Valero Energy Corp.	75,150

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy — (continued)
6,788	Western Gas Equity Partners LP(a)	$425,608
8,200	Whiting Petroleum Corp.(a)(b)	658,050
6,171	Whiting USA Trust II	78,495

		20,014,154

	Financials — 17.4%
9,100	Aflac, Inc.(a)	566,475
31,200	Ambac Financial Group, Inc.(a)(b)	852,072
5,919	Aon PLC(a)	533,243
61,000	Banc of California, Inc.	664,900
16,100	BankUnited, Inc.	539,028
42,600	Boston Private Financial Holdings, Inc.(a)	572,544
18,200	Bridge Bancorp, Inc.(a)	436,618
19,600	Carlyle Group LP (The)(a)	665,616
11,700	Citigroup, Inc.(a)	551,070
9,800	Franklin Resources, Inc.(a)	566,832
50,600	Genworth Financial, Inc., Class A(a)(b)	880,440
12,172	HCP, Inc., REIT	503,677
7,825	Health Care REIT, Inc.	490,393
33,200	KKR & Co. LP(a)	807,756
21,100	Morgan Stanley(a)	682,163
16,400	Oppenheimer Holdings, Inc., Class A(a)	393,436
19,800	Popular, Inc.(a)(b)	676,764
6,500	Prudential Financial, Inc.	577,005
37,900	Radian Group, Inc.(a)	561,299
11,100	Raymond James Financial, Inc.(a)	563,103
23,962	Rescap Liquidating Trust	369,254
3,422	ServisFirst Bancshares, Inc.(b)	295,763
19,400	SunTrust Banks, Inc.(a)	777,164
5,000	Ventas, Inc., REIT	320,500
4,179	Virtus Investment Partners, Inc.(a)	884,903
24,700	Voya Financial, Inc.(a)	897,598

		15,629,616

	Health Care — 23.9%
7,281	AbbVie, Inc.	410,940
12,802	Acadia Healthcare Co., Inc.(b)	582,491
1,497	Actavis PLC(b)	333,906
2,418	Air Methods Corp.(b)	124,890
3,115	Akorn, Inc.(b)	103,574
16,797	Albany Molecular Research, Inc.(a)(b)	337,956
692	Alexion Pharmaceuticals, Inc.(b)	108,125
12,985	Alkermes PLC(a)(b)	653,535
43,945	Amedica Corp.(a)(b)	198,192
14,718	Aquinox Pharmaceuticals, Inc.(a)(b)	137,908
1,063	Biogen Idec, Inc.(b)	335,174
10,341	Brookdale Senior Living, Inc.(b)	344,769
6,170	Cardinal Health, Inc.(a)	423,015
1,817	Chimerix, Inc.(b)	39,865
7,208	Cigna Corp.	662,920
10,607	Community Health Systems, Inc.(b)	481,240
9,386	DaVita HealthCare Partners, Inc.(a)(b)	678,795
3,786	Eli Lilly & Co.	235,376
2,803	ExamWorks Group, Inc.(b)	88,939
15,000	Globus Medical, Inc., Class A(a)(b)	358,800
2,381	GW Pharmaceuticals PLC, ADR(b)	255,457
15,527	HCA Holdings, Inc.(a)(b)	875,412
2,498	HealthSouth Corp.	89,603
14,152	ICON PLC(a)(b)	666,701
438	Intercept Pharmaceuticals, Inc.(b)	103,644
10,907	Johnson & Johnson(a)	1,141,090

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
2,011	Kite Pharma, Inc.(b)	$58,158
1,888	Laboratory Corp. of America Holdings(b)	193,331
345	LHC Group, Inc.(b)	7,373
11,102	Medidata Solutions, Inc.(b)	475,277
42,064	Medtronic, Inc.(a)	2,682,000
27,728	Merck & Co., Inc.(a)	1,604,065
70,000	Nanosphere, Inc.(a)(b)	110,600
10,771	NanoString Technologies, Inc.(a)(b)	161,026
5,012	Novadaq Technologies, Inc.(b)	82,598
15,000	NuVasive, Inc.(a)(b)	533,550
8,471	PAREXEL International Corp.(a)(b)	447,608
42,920	Pfizer, Inc.(a)	1,273,866
2,529	Receptos, Inc.(b)	107,735
5,012	Revance Therapeutics, Inc.(b)	170,408
1,892	Sarepta Therapeutics, Inc.(b)	56,363
36,162	Streamline Health Solutions, Inc.(a)(b)	173,578
5,998	Team Health Holdings, Inc.(a)(b)	299,540
5,089	Teleflex, Inc.(a)	537,398
10,423	Teva Pharmaceutical Industries, Ltd., ADR	546,374
5,637	UnitedHealth Group, Inc.(a)	460,825
5,904	Universal Health Services, Inc., Class B	565,367
2,631	Vertex Pharmaceuticals, Inc.(b)	249,103
10,435	WellCare Health Plans, Inc.(b)	779,077
3,948	ZS Pharma, Inc.(b)	113,505

		21,461,042

	Industrials — 0.6%
5,130	Norfolk Southern Corp.(a)	528,544

	Information Technology — 3.2%
37,072	Intel Corp.(a)	1,145,525
40,632	Microsoft Corp.(a)	1,694,354

		2,839,879

	Materials — 0.0%
1,400	Mesabi Trust(a)(b)	27,370

	Utilities — 0.1%
1,000	National Fuel Gas Co.	78,300

	Total Common Stocks (Cost $62,714,822)	68,513,337

PREFERRED STOCKS — 1.2%
	Financials — 1.2%
94,132	Fannie Mae, Series R, 7.625%(a)(b)	880,134
20,280	Fannie Mae, Series S, 8.250%(a)(b)	209,898

	Total Preferred Stocks (Cost $989,423)	1,090,032

Contracts
PUT OPTIONS PURCHASED — 0.0%
	Financials — 0.0%
316	iShares Russell 2000 Value ETF, Expires 07/19/14, Strike Price $116	25,912
1,358	SPDR S&P 500 ETF Trust, Expires 07/19/14, Strike Price $185	28,518

	Total Put Options Purchased (Cost $251,309)	54,430

Shares		Fair Value
WARRANTS — 4.4%
	Financials — 4.4%
28,100	Ambac Financial Group, Inc., (Issued/exercisable 05/01/13, 1 Share for 1 Warrant, Expires 04/30/23, Strike Price $16.67)(a)(b)	$471,518
300,600	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(a)(b)	225,450
79,200	Bank of America Corp., (Issued/exercisable 01/15/09, 1 Share for 1 Warrant, Expires 01/16/19, Strike Price $13.30)(a)(b)	546,480
14,269	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(a)(b)	578,037
105,729	Citigroup, Inc., (Issued/exercisable 12/31/08, 1 Share for 1 Warrant, Expires 01/04/19, Strike Price $106.10)(a)(b)	64,484
32,300	Comerica, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)(a)(b)	680,238
18,900	Hartford Financial Services Group, Inc., (Issued/exercisable 06/26/09, 1 Share for 1 Warrant, Expires 06/26/19, Strike Price $9.48)(a)(b)	516,348
147,708	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.63)(a)(b)	776,944
27,900	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(a)(b)	89,280

	Total Warrants (Cost $3,743,177)	3,948,779

Total Long-Term Investments — 82.0% (Cost $67,698,731)		73,606,578

MONEY MARKET FUND — 14.0%
12,515,605	Federated Treasury Obligations Fund, Institutional Shares	12,515,605

	Total Money Market Fund (Cost $12,515,605)	12,515,605

Total Investments Before Investments Sold Short — 96.0% (Cost $80,214,336)		86,122,183

INVESTMENTS SOLD SHORT — (29.5)%
	Consumer Discretionary — (3.3)%
(652)	Chipotle Mexican Grill, Inc.(b)	(386,316)
(4,188)	Dorman Products, Inc.(b)	(206,552)
(7,139)	iRobot Corp.(b)	(292,342)
(3,518)	Lululemon Athletica, Inc.(b)	(142,409)
(1,498)	Lumber Liquidators Holdings, Inc.(b)	(113,773)
(4,050)	Michael Kors Holdings, Ltd.(b)	(359,032)
(3,607)	Morningstar, Inc.	(259,019)
(852)	Netflix, Inc.(b)	(375,391)
(1,496)	Panera Bread Co., Class A(b)	(224,146)
(5,764)	PetSmart, Inc.	(344,687)
(1,160)	Tesla Motors, Inc.(b)	(278,470)

		(2,982,137)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Consumer Staples — (0.1)%
(491)	Boston Beer Co, Inc. (The) Class A(b)	$(109,748)

	Energy — (1.2)%
(10,500)	Callon Petroleum Co.(b)	(122,325)
(1,400)	Diamond Offshore Drilling, Inc.	(69,482)
(1,800)	Diamondback Energy, Inc.(b)	(159,840)
(3,000)	Hugoton Royalty Trust	(32,940)
(6,000)	Key Energy Services, Inc.(b)	(54,840)
(4,000)	Memorial Production Partners LP	(96,960)
(6,000)	Noble Corp. PLC	(201,360)
(4,500)	Penn Virginia Corp.(b)	(76,275)
(12,000)	SandRidge Energy, Inc.(b)	(85,800)
(2,400)	Vanguard Natural Resources, LLC	(77,280)
(6,000)	Weatherford International PLC(b)	(138,000)

		(1,115,102)

	Exchange Traded Funds — (5.6)%
(11,500)	Direxion Daily Financial Bull 3X Shares(b)	(1,149,540)
(5,000)	Energy Select Sector SPDR Fund	(500,500)
(1,567)	iShares Nasdaq Biotechnology ETF	(402,766)
(5,000)	Market Vectors Oil Service ETF	(288,800)
(13,100)	SPDR S&P Oil & Gas Exploration & Production ETF	(1,077,868)
(14,000)	SPDR S&P Regional Banking ETF	(564,480)
(26,800)	United States Oil Fund LP(b)	(1,041,984)

		(5,025,938)

	Financials — (11.1)%
(7,467)	American Homes 4 Rent, REIT, Class A	(132,614)
(2,493)	American Residential Properties, Inc., REIT(b)	(46,744)
(25,400)	Astoria Financial Corp.	(341,630)
(9,400)	Bank of New York Mellon Corp. (The)	(352,312)
(5,012)	Bank of the Ozarks, Inc.	(167,651)
(27,700)	Capitol Federal Financial, Inc.	(336,832)
(1,824)	Cohen & Steers, Inc.	(79,125)
(7,400)	Commerce Bancshares, Inc.	(344,100)
(4,300)	Cullen/Frost Bankers, Inc.	(341,506)
(21,800)	Dime Community Bancshares, Inc.	(344,222)
(6,900)	Financial Engines, Inc.	(312,432)
(36,300)	First Commonwealth Financial Corp.	(334,686)
(38,500)	First Niagara Financial Group, Inc.	(336,490)
(17,200)	FirstMerit Corp.	(339,700)
(9,600)	Hancock Holding Co.	(339,072)
(8,900)	Independent Bank Corp.	(341,582)
(15,200)	Mack-Cali Realty Corp., REIT	(326,496)
(5,400)	Northern Trust Corp.	(346,734)
(25,000)	Northwest Bancshares, Inc.	(339,250)
(23,700)	Old National Bancorp.	(338,436)
(22,400)	People’s United Financial, Inc.	(339,808)
(7,400)	ProAssurance Corp.	(328,560)
(20,300)	Silver Bay Realty Trust Corp., REIT	(331,296)
(4,300)	Taubman Centers, Inc., REIT	(325,983)
(13,900)	Trustmark Corp.	(343,191)
(5,800)	UMB Financial Corp.	(367,662)
(19,200)	Umpqua Holdings Corp.	(344,064)
(10,700)	United Bankshares, Inc.	(345,931)
(9,500)	Unum Group	(330,220)
(33,200)	Valley National Bancorp	(329,012)
(6,600)	Westamerica Bancorporation	(345,048)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Financials — (continued)
(7,800)	Willis Group Holdings PLC	$(337,740)

		(9,910,129)

	Health Care — (3.5)%
(4,000)	Abaxis, Inc.	(177,240)
(4,535)	athenahealth, Inc.(b)	(567,465)
(3,453)	Bristol-Myers Squibb Co.	(167,505)
(4,525)	Bruker Corp.(b)	(109,822)
(1,621)	Cubist Pharmaceuticals, Inc.(b)	(113,178)
(4,851)	Galectin Therapeutics, Inc.(b)	(66,992)
(180)	Gentiva Health Services, Inc.(b)	(2,711)
(5,525)	Incyte Corp., Ltd.(b)	(311,831)
(8,130)	Intrexon Corp.(b)	(204,307)
(3,119)	Isis Pharmaceuticals, Inc.(b)	(107,450)
(1,874)	Mallinckrodt PLC(b)	(149,957)
(7,803)	Medicines Co. (The)(b)	(226,755)
(1,738)	Pharmacyclics, Inc.(b)	(155,916)
(1,714)	ResMed, Inc.	(86,780)
(5,846)	Sirona Dental Systems, Inc.(b)	(482,061)
(6,455)	Wright Medical Group, Inc.(b)	(202,687)

		(3,132,657)

	Industrials — (0.4)%
(1,730)	Advisory Board Co. (The)(b)	(89,614)
(4,265)	Cubic Corp.	(189,835)
(1,352)	SolarCity Corp.(b)	(95,451)

		(374,900)

	Information Technology — (4.3)%
(4,248)	ACI Worldwide, Inc.(b)	(237,166)
(9,114)	Advent Software, Inc.	(296,843)
(4,678)	Cavium, Inc.(b)	(232,309)
(2,834)	CommVault Systems, Inc.(b)	(139,348)
(3,564)	comScore, Inc.(b)	(126,451)
(1,472)	Demandware, Inc.(b)	(102,113)
(5,106)	Facebook, Inc., Class A(b)	(343,583)
(1,821)	First Solar, Inc.(b)	(129,400)
(1,113)	LinkedIn Corp., Class A(b)	(190,846)
(5,838)	Pandora Media, Inc.(b)	(172,221)
(5,540)	Salesforce.com, Inc.(b)	(321,763)
(1,463)	ServiceNow, Inc.(b)	(90,647)
(1,317)	Splunk, Inc.(b)	(72,870)
(1,577)	Stratasys, Ltd.(b)	(179,195)
(2,134)	Trulia, Inc.(b)	(101,109)
(1,606)	Ultimate Software Group, Inc. (The)(b)	(221,901)
(5,435)	WebMD Health Corp.(b)	(262,510)
(994)	Workday, Inc., Class A(b)	(89,321)
(9,849)	Yahoo!, Inc.(b)	(345,995)
(2,314)	Yelp, Inc.(b)	(177,438)

		(3,833,029)

Total Investments Sold Short — (29.5)% (Cost $(25,618,058))		(26,483,640)

Total Investments — 66.5% (Cost $54,596,278)		59,638,543
Net Other Assets (Liabilities) — 33.5%		30,073,652

NET ASSETS — 100.0%		$89,712,195

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 12.6%
$61,827	Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.930%, 2/16/16	$61,920
251,166	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	252,508
253,434	Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.590%, 1/17/17	253,674
280,302	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2, 0.680%, 10/11/16	280,497
405,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	408,095
350,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	351,299
466,667	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	468,534
1,000,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	1,016,676
67,858	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.642%, 12/25/35(b)	67,534
300,000	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	299,998
500,000	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	499,939
219,595	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.827%, 3/25/35(b)	218,723
204,280	Honda Auto Receivables Owner Trust, Series 2013-3, Class A2, 0.540%, 1/15/16	204,441
555,370	M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.660%, 2/16/16(a)	555,774
119,725	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.342%, 1/25/36(b)	117,478
131,595	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.412%, 11/25/35(b)	129,302
171,272	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.652%, 3/25/35(b)	169,426
173,513	Santander Drive Auto Receivables Trust, Series 2013-3, Class A2, 0.550%, 9/15/16	173,567
500,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/17	502,657
370,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	370,547
16,114	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	16,114

	Total Asset Backed Securities (Cost $6,451,063)	6,418,703

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
4,024	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	4,023
83,116	Freddie Mac, Series 3229, Class KB, 5.000%, 7/1/35	83,485

	Total Collateralized Mortgage Obligations (Cost $87,433)	87,508

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
85,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	91,519

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$94,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.466%, 11/10/42(b)	$96,869
345,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	356,678
85,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	88,728
173,527	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	173,893
500,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.401%, 7/15/44(b)	524,311
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	471,689
299,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	305,392
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.851%, 12/5/31(a)(b)	299,833
240,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	248,199
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	309,297
200,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.001%, 11/8/29(a)(b)	201,002
196,848	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.852%, 4/15/28(a)(b)	196,629
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.932%, 4/15/30(a)(b)	500,227
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.447%, 12/15/44(b)	530,817
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	191,395
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.489%, 1/12/44(b)	529,459
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.376%, 11/14/42(b)	466,643
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	544,482
586,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	611,561

	Total Commercial Mortgage-Backed Securities (Cost $6,854,749)	6,738,623

CORPORATE BONDS — 55.2%
	Consumer Discretionary — 4.6%
200,000	D.R. Horton, Inc., 6.500%, 4/15/16	216,500
485,000	Daimler Finance North America, LLC, 1.875%, 9/15/14(a)	486,503
240,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 3.500%, 3/1/16	250,439
250,000	ERAC USA Finance, LLC, 5.600%, 5/1/15(a)	260,077

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Discretionary — (continued)
$250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	$253,750
350,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	357,607
260,000	Viacom, Inc., 1.250%, 2/27/15	261,454
250,000	Volkswagen International Finance NV, 1.625%, 3/22/15(a)	252,410

		2,338,740

	Consumer Staples — 0.6%
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	312,180

	Energy — 5.6%
300,000	Buckeye Partners LP, 5.300%, 10/15/14	303,868
310,000	Cameron International Corp., 1.600%, 4/30/15	312,401
360,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	361,502
265,000	El Paso Pipeline Partners Operating Co, LLC, 4.100%, 11/15/15	275,683
450,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	456,655
400,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	406,794
360,000	Petrobras International Finance Co., 2.875%, 2/6/15	363,841
350,000	Williams Partners LP, 3.800%, 2/15/15	356,732

		2,837,476

	Financials — 33.1%
450,000	ABN AMRO Bank NV, 1.028%, 10/28/16(a)(b)	453,906
336,000	ACE INA Holdings, Inc., 5.600%, 5/15/15(a)	350,792
275,000	Ally Financial, Inc., 4.625%, 6/26/15	283,938
500,000	American Express Credit Corp., MTN, 2.750%, 9/15/15	513,095
488,000	American International Group, Inc., 5.050%, 10/1/15	514,460
320,000	Associated Banc-Corp, 5.125%, 3/28/16	340,836
355,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	362,553
300,000	BNP Paribas SA, 3.250%, 3/11/15	305,613
549,000	Capital One Financial Corp., 2.150%, 3/23/15	555,664
705,000	Citigroup, Inc., 5.000%, 9/15/14	711,242
361,000	CNA Financial Corp., 5.850%, 12/15/14	370,017
695,000	Countrywide Financial Corp., 6.250%, 5/15/16 .	758,397
265,000	DDR Corp., REIT, 9.625%, 3/15/16	303,218
225,000	Duke Realty LP, REIT, 7.375%, 2/15/15	234,242
250,000	Eksportfinans ASA, 3.000%, 11/17/14	251,525
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	278,776
250,000	ERP Operating LP, REIT, 5.250%, 9/15/14	252,340
250,000	Fifth Third Bank, BKNT, 4.750%, 2/1/15	256,062
375,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	393,795
575,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	587,771
142,000	HSBC Finance Corp., 5.000%, 6/30/15	148,184
190,000	HSBC Finance Corp., 5.500%, 1/19/16	203,476
315,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	328,407
410,000	ING Bank NV, 2.000%, 9/25/15(a)	416,596
340,000	Jefferies Group, LLC, 3.875%, 11/9/15	350,863
695,000	JPMorgan Chase & Co., 5.125%, 9/15/14	701,591
240,000	Kemper Corp., 6.000%, 11/30/15	256,228
250,000	KeyBank NA, BKNT, 5.800%, 7/1/14	250,000

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$211,000	KeyBank NA, BKNT, 4.950%, 9/15/15	$221,342
250,000	Lloyds Bank PLC, MTN, 4.375%, 1/12/15(a)	254,861
337,000	Macquarie Group, Ltd., 7.300%, 8/1/14(a)	338,756
400,000	Manulife Financial Corp., 3.400%, 9/17/15	413,342
75,000	Morgan Stanley, 2.875%, 7/28/14	75,133
500,000	Morgan Stanley, GMTN, 4.000%, 7/24/15	517,846
255,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	273,915
228,000	Realty Income Corp., REIT, 5.500%, 11/15/15	242,402
525,000	Regions Financial Corp., 7.750%, 11/10/14	538,115
350,000	Royal Bank of Scotland Group PLC, 2.550%, 9/18/15	357,218
500,000	Societe Generale SA, 3.100%, 9/14/15(a)	513,798
350,000	Standard Chartered PLC, 5.500%, 11/18/14(a)	356,615
365,000	SunTrust Banks, Inc., 3.600%, 4/15/16	382,656
305,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	327,011
400,000	UBS AG, 7.000%, 10/15/15	429,545
576,000	Wachovia Corp., 5.250%, 8/1/14	578,185
284,000	XLIT, Ltd., 5.250%, 9/15/14	286,801

		16,841,128

	Health Care — 0.5%
255,000	Express Scripts Holding Co., 2.750%, 11/21/14	257,394

	Industrials — 4.8%
300,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	306,000
416,000	Equifax, Inc., 4.450%, 12/1/14	422,688
400,000	GATX Corp., 4.750%, 5/15/15	414,346
390,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.500%, 7/11/14(a)	390,173
200,000	Textron, Inc., 6.200%, 3/15/15	208,157
365,000	Tyco Electronics Group SA, 1.600%, 2/3/15	367,451
330,000	Waste Management, Inc., 6.375%, 3/11/15	343,232

		2,452,047

	Materials — 2.2%
355,000	Ecolab, Inc., 2.375%, 12/8/14	358,068
390,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	391,544
360,000	Glencore Finance Canada, Ltd., 2.050%, 10/23/15(a)	364,078

		1,113,690

	Telecommunication Services — 1.7%
250,000	British Telecommunications PLC, 2.000%, 6/22/15	253,549
340,000	Qwest Corp., 7.500%, 10/1/14	345,755
275,000	Telefonica Emisiones SAU, 3.729%, 4/27/15	281,734

		881,038

	Utilities — 2.1%
404,000	Progress Energy, Inc., 5.625%, 1/15/16	433,865
240,000	PSEG Power, LLC, 5.500%, 12/1/15	256,021
365,000	Southern Power Co., Series D, 4.875%, 7/15/15	381,650

		1,071,536

	Total Corporate Bonds (Cost $28,068,890)	28,105,229

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BOND — 0.5%
	Columbia — 0.5%
$270,000	Republic of Colombia, 8.250%, 12/22/14	$279,180

	Total Foreign Government Bond (Cost $279,320)	279,180

MUNICIPAL BONDS — 17.1%
	Alabama — 0.7%
365,000	Alabama Municipal Electric Authority, Power Supply Refunding Revenue, Series A (BAM), 3.000%, 9/1/14	366,657

	Arizona — 0.5%
250,000	Yavapai County Industrial Development Authority, Waste Management Inc. Project, Resource Recovery Improvements Revenue, Series A, 0.625%, 3/1/28(b)	249,920

	Arkansas — 0.4%
215,000	Fort Smith, AR, Sales & Use Tax, Public Improvements Revenue, 2.000%, 5/1/15	218,128

	California — 1.3%
500,000	California State, Various Purpose 3, Recreational Facilities Improvements G.O., Taxable, 5.450%, 4/1/15	518,995
135,000	Los Rios Community College District, CA, Election 2002, University & College Improvements, G.O., Series C, Callable 8/1/14 @ 102 (AGM), 4.250%, 8/1/15	138,170

		657,165

	Colorado — 0.3%
135,000	City & County of Denver, CO, Airport System, Alternative Minimum Tax, Refunding Revenue, Series A, 4.000%, 11/15/14	136,975

	Connecticut — 1.3%
100,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University Health & Education Refunding Revenue, Series K1 (NATL-RE), 5.000%, 7/1/14	100,014
560,000	New Haven, CT, Refunding Revenue, G.O, 3.000%, 11/1/14	564,945

		664,959

	Delaware — 1.0%
500,000	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Refunding Revenue, 4.000%, 7/1/14	500,030

	Florida — 0.7%
125,000	Greater Orlando Aviation Authority, FL, Refunding Revenue, Series B, Taxable, 4.780%, 10/1/14	126,381
225,000	Palm Beach County School District, FL, School Improvements Revenue, Certificates of Participation, Series A (NATL), 5.500%, 8/1/14	226,044

		352,425

	Illinois — 1.0%
500,000	Illinois State, Pension Funding, G.O., Taxable, OID, 4.050%, 6/1/15	514,930

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Indiana — 0.3%
$125,000	Indiana Finance Authority, National Collegiate Project, Refunding & Acquisition Revenue, Callable 5/1/15 @ 100, 5.000%, 5/1/25	$129,928

	Kentucky — 0.4%
230,000	Fayette County School District Finance Corp., School Improvements Refunding Revenue, Series A, 2.000%, 10/1/14	231,106

	Massachusetts — 0.5%
100,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Y1 (G.O. of Institution), 5.000%, 10/1/14	101,229
150,000	Massachusetts Municipal Wholesale Electric Co., Nuclear Project 4, Refunding Revenue, Series A, 5.000%, 7/1/14	150,021

		251,250

	Minnesota — 0.2%
100,000	Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Refunding Revenue, Series C, 4.000%, 1/1/15	101,909

	New Hampshire — 0.3%
145,000	New Hampshire Municipal Bond Bank, Refunding Revenue, Series A, Prerefunded 8/15/14 @ 100 (NATL-RE G.O. of Bond Bank), 5.000%, 8/15/19	145,886

	New Jersey — 1.5%
300,000	Essex County Utilities Authority, NJ, Taxable, Refunding Revenue, Series B, (AGM), 5.450%, 10/1/14	303,465
115,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series K, (NATL), 5.250%, 12/15/14	117,698
320,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, Refunding Revenue, 4.000%, 7/1/14	320,032

		741,195

	New York — 1.3%
100,000	Long Island Power Authority, Refunding Revenue, Series B, 5.250%, 12/1/14	102,044
100,000	Metropolitan Transportation Authority, Transit Improvements Revenue, Series A2, 5.000%, 11/15/15	106,634
370,000	New York State Dormitory Authority, Mount Sinai Hospital, Health, Hospital, Nursing Home Improvements Revenue, Series A, 4.000%, 7/1/14	370,041
110,000	New York State Dormitory Authority, School District Bond Financing Program Revenue, Series D (Assured Guaranty G.O. of Authority), 5.375%, 10/1/14	111,453

		690,172

	Pennsylvania — 1.0%
500,000	Pennsylvania Economic Development Financing Authority, Republic Services Inc. Refunding Revenue, Series A, 0.450%, 4/1/19(b)	500,000

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — 1.9%
$500,000	Myrtle Beach, SC, Hospitality Fee Refunding Revenue, Series A, Taxable, 1.050%, 6/1/15	$502,505
465,000	South Carolina State Public Service Authority, Libor Index, Refunding Revenue, Series D, Taxable, Callable 12/1/14 @ 100, 1.026%, 6/1/15(b)	466,409

		968,914

	Texas — 0.6%
140,000	Houston, TX, Airport System Refunding Revenue, Subordinate Lien, Series B (NATL), OID, 4.000%, 7/1/14	140,015
150,000	Houston, TX, Hotel Occupancy Tax, Refunding Revenue, Series A, 5.000%, 9/1/14	151,234

		291,249

	Virginia — 1.9%
500,000	Amelia County Industrial Development Authority, Waste Management Project, Refunding Revenue, 0.625%, 4/1/27(b)	499,795
200,000	Roanoke Economic Development Authority, Carilion Clinic Obligations Group, Hospital Improvements, Refunding Revenue, 4.000%, 7/1/14	200,022
280,000	Virginia College Building Authority, 21st Century College & Equipment Improvements Revenue, 4.000%, 2/1/15	286,362

		986,179

	Total Municipal Bonds (Cost $8,689,739)	8,698,977

Shares		Fair Value
MONEY MARKET FUND — 2.0%
1,038,891	Federated Treasury Obligations Fund, Institutional Shares	$1,038,891

	Total Money Market Fund (Cost $1,038,891)	1,038,891

Total Investments — 100.8% (Cost $51,470,085)		51,367,111
Net Other Assets (Liabilities) — (0.8)%		(422,362)

NET ASSETS — 100.0%		$50,944,749

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGM —Assured Guaranty Municipal Corp.

BAM —Build America Mutual

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.2%
$595,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	$599,546
900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	903,341
470,000	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	479,066
258,333	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	259,367
1,020,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-1A, Class A, 2.054%, 8/20/16(a)	1,033,185
1,400,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	1,423,346
900,000	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	899,996
322,991	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.827%, 3/25/35(b)	321,710
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	350,542
400,000	Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.010%, 2/15/18	402,390
175,597	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.342%, 1/25/36(b)	172,301
246,682	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.362%, 2/25/36(b)	245,683
120,695	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.412%, 11/25/35(b)	118,591
375,692	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.652%, 3/25/35(b)	371,644
1,020,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/18	1,045,900
700,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	703,533

	Total Asset Backed Securities (Cost $9,367,855)	9,330,141

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
187,253	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	196,415
191,213	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	194,996
298,654	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	309,716
99,696	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	107,437
233,789	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	247,050
78,497	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	79,063
30,064	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	30,292
150,139	PHHMC Trust, Series 2007-6, Class A1, 5.623%, 12/18/37(b)	152,049

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$121,305	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$125,365

	Total Collateralized Mortgage Obligations (Cost $1,422,273)	1,442,383

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
591,969	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	638,420
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	511,433
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.466%, 11/10/42(b)	257,631
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	205,260
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	620,309
679,854	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	669,231
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	521,927
82,759	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	82,934
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	827,830
350,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.401%, 7/15/44(b)	367,018
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	516,772
457,434	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.975%, 3/15/49(b)	489,500
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	415,086
615,000	Commercial Mortgage Trust, Series 2007-C9, Class A4, 5.988%, 12/10/49(b)	688,544
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	615,891
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.851%, 12/5/31(a)(b)	499,723
360,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	372,298
320,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	329,917
452,806	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(b)	470,936
420,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.001%, 11/8/29(a)(b)	422,105
275,587	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.852%, 4/15/28(a)(b)	275,281

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.932%, 4/15/30(a)(b)	$300,136
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	619,144
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.447%, 12/15/44(b)	530,817
422,300	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	453,823
200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	216,893
465,087	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(b)	494,066
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b)	513,375
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.489%, 1/12/44(b)	529,458
765,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.984%, 8/12/41(b)	830,311
780,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.454%, 1/11/43(b)	895,956
394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	429,051
638,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	665,830
354,974	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	378,167

	Total Commercial Mortgage-Backed Securities (Cost $17,037,487)	16,655,073

CORPORATE BONDS — 63.0%
	Consumer Discretionary — 4.4%
370,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(a)	382,289
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	575,557
385,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	390,775
200,000	Hyundai Capital America, 1.875%, 8/9/16(a)	202,943
395,000	Hyundai Capital America, 1.450%, 2/6/17(a)	396,488
500,000	Lowe’s Cos., Inc., 6.100%, 9/15/17	573,084
550,000	Time Warner Cable, Inc., 5.850%, 5/1/17	618,568
525,000	Volkswagen Group of America Finance, LLC, 1.250%, 5/23/17(a)	525,370
355,000	Whirlpool Corp., 1.350%, 3/1/17	355,229

		4,020,303

	Consumer Staples — 0.5%
480,000	CVS Caremark Corp., 1.200%, 12/5/16	482,934

	Energy — 7.9%
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	422,732
295,000	Chesapeake Energy Corp., 3.479%, 4/15/19(b)	298,319
390,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	390,860

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$350,000	Continental Resources, Inc., 8.250%, 10/1/19	$370,991
410,000	El Paso Natural Gas Co., LLC, 5.950%, 4/15/17	460,961
460,000	Energy Transfer Partners LP, 6.125%, 2/15/17	512,486
570,000	FMC Technologies, Inc., 2.000%, 10/1/17	577,327
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	412,562
375,000	Petrobras International Finance Co., 3.500%, 2/6/17	384,937
450,000	Phillips 66, 2.950%, 5/1/17	471,614
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	432,543
425,000	Plains Exploration & Production Co., 7.625%, 4/1/20	464,312
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	342,469
375,000	Schlumberger Norge AS, 1.950%, 9/14/16(a)	383,768
500,000	Southern Natural Gas Co., LLC, 5.900%, 4/1/17(a)	562,066
350,000	Total Capital International SA, 0.793%, 8/10/18(b)	353,275
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	327,902

		7,169,124

	Financials — 37.4%
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	509,661
275,000	Aegon NV, 4.625%, 12/1/15	289,800
400,000	Aflac, Inc., 2.650%, 2/15/17	415,666
400,000	Ally Financial, Inc., 2.750%, 1/30/17	404,500
580,000	American Express Credit Corp., 1.125%, 6/5/17	579,391
435,000	American International Group, Inc., 3.800%, 3/22/17	464,844
500,000	American Tower Corp., REIT, 7.000%, 10/15/17	581,878
325,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	331,915
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,127,920
480,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 0.841%, 9/9/16(a)(b)	482,615
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	540,689
585,000	Capital One Bank USA NA, 1.300%, 6/5/17	584,805
238,000	CBRE Services, Inc., 6.625%, 10/15/20	252,578
380,000	Charles Schwab Corp. (The), 6.375%, 9/1/17	438,102
350,000	CIT Group, Inc., 4.250%, 8/15/17	365,094
1,000,000	Citigroup, Inc., 1.924%, 5/15/18(b)	1,038,715
395,000	CNA Financial Corp., 6.500%, 8/15/16	439,960
315,000	Comerica Bank, BKNT, 5.750%, 11/21/16	349,521
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.375%, 1/19/17	529,479
400,000	Credit Suisse, GMTN, 1.375%, 5/26/17	401,286
470,000	DDR Corp., REIT, 9.625%, 3/15/16	537,782
555,000	Duke Realty LP, REIT, 7.375%, 2/15/15	577,797
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	264,996
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17(a)	276,911
422,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	474,087
250,000	Fifth Third Bancorp, 0.651%, 12/20/16(b)	248,234
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	326,051

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$948,000	General Electric Capital Corp., MTN, 5.625%, 9/15/17	$1,073,161
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	434,177
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	355,525
500,000	Healthcare Realty Trust, Inc., REIT, 6.500%, 1/17/17	562,159
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	487,782
575,000	HSBC Bank USA NA, 6.000%, 8/9/17	647,826
325,000	Huntington National Bank (The), 1.375%, 4/24/17	325,868
325,000	ING Bank NV, 2.000%, 9/25/15(a)	330,229
405,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	404,005
360,000	Jefferies Group, LLC, 5.500%, 3/15/16	383,958
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,063,534
425,000	Kemper Corp., 6.000%, 11/30/15	453,737
500,000	KeyBank NA, MTN, 5.450%, 3/3/16	537,742
320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	337,652
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	426,068
250,000	Lloyds Bank PLC, 4.875%, 1/21/16	266,193
385,000	Loews Corp., 5.250%, 3/15/16	414,224
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	332,389
250,000	Manufacturers & Traders Trust Co., BKNT, 0.531%, 3/7/16(b)	249,599
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	341,126
390,000	Manulife Financial Corp., 3.400%, 9/17/15	403,008
880,000	Morgan Stanley, 4.750%, 3/22/17	958,090
280,000	MUFG Union Bank NA, BKNT, 3.000%, 6/6/16	291,870
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,080,782
500,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	537,089
250,000	National Rural Utilities Cooperative Finance Corp., 1.100%, 1/27/17	250,981
330,000	Nordea Bank AB, 1.250%, 4/4/17(a)	329,895
355,000	PNC Funding Corp., 5.625%, 2/1/17	392,640
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	351,767
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	520,046
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	622,426
328,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	331,080
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	344,532
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	387,093
400,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	452,906
435,000	SunTrust Banks, Inc., 3.600%, 4/15/16	456,042
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	268,042
400,000	Toronto-Dominion Bank (The), MTN, Series 1, 0.775%, 4/30/18(b)	402,886
375,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	400,551
400,000	Travelers Cos, Inc. (The), 6.250%, 6/20/16	442,416
350,000	UBS AG, MTN, 5.875%, 7/15/16	383,375

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$500,000	US Bank NA, 3.778%, 4/29/20(b)	$511,763
800,000	Wachovia Corp., 5.625%, 10/15/16	881,596
395,000	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/1/16(a)	445,168
355,000	WR Berkley Corp., 5.600%, 5/15/15	369,454

		34,076,729

	Health Care — 2.9%
500,000	Amgen, Inc., 1.250%, 5/22/17	499,553
440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	455,687
670,000	Express Scripts Holding Co., 1.250%, 6/2/17	668,823
250,000	Mylan, Inc., 7.875%, 7/15/20(a)	276,715
250,000	Ventas Realty LP, 1.550%, 9/26/16	252,544
500,000	Zoetis, Inc., 1.150%, 2/1/16	503,140

		2,656,462

	Industrials — 2.4%
270,000	Bombardier, Inc., 4.250%, 1/15/16(a)	278,775
300,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	306,000
350,000	Equifax, Inc., 4.450%, 12/1/14	355,627
350,000	Equifax, Inc., 6.300%, 7/1/17	396,135
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(a)	462,566
350,000	Service Corp. International, 7.000%, 6/15/17	391,125

		2,190,228

	Information Technology — 0.5%
395,000	Altera Corp., 1.750%, 5/15/17	399,409

	Materials — 2.8%
338,000	ArcelorMittal, 4.250%, 8/5/15	346,873
250,000	Cemex SAB de CV, 9.500%, 6/15/18(a)	286,250
415,000	FMG Resources August 2006 Pty, Ltd., 6.000%, 4/1/17(a)	428,488
545,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	559,422
400,000	Sealed Air Corp., 8.125%, 9/15/19(a)	440,500
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	483,564

		2,545,097

	Telecommunication Services — 2.6%
330,000	America Movil SAB de CV, 2.375%, 9/8/16	339,316
375,000	America Movil SAB de CV, 1.230%, 9/12/16(b)	379,494
400,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	424,126
285,000	Level 3 Financing, Inc., 9.375%, 4/1/19	312,788
300,000	SBA Telecommunications, Inc., 8.250%, 8/15/19	314,400
610,000	Verizon Communications, Inc., 1.761%, 9/15/16(b)	626,804

		2,396,928

	Utilities — 1.6%
300,000	CMS Energy Corp., 4.250%, 9/30/15	312,503
450,000	Duke Energy Corp., 2.150%, 11/15/16	462,894
400,000	Electricite de France SA, 1.150%, 1/20/17(a)	400,084
270,000	PSEG Power, LLC, 5.500%, 12/1/15	288,024

		1,463,505

	Total Corporate Bonds (Cost $57,182,483)	57,400,719

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BOND — 0.5%
	Columbia — 0.5%
$400,000	Republic of Colombia, 8.250%, 12/22/14	$413,600

	Total Foreign Government Bond (Cost $413,808)	413,600

MORTGAGE-BACKED SECURITIES — 0.0%
	Fannie Mae — 0.0%
44,953	6.500%, 4/1/16, Pool #253706	46,247

	Total Mortgage-Backed Securities (Cost $45,033)	46,247

MUNICIPAL BONDS — 2.9%
	Arizona — 0.5%
500,000	Arizona School Facilities Board, Refunding Certificate of Participation, Taxable, Series A-1, 1.474%, 9/1/17.	502,835

	Illinois — 0.3%
250,000	Chicago, IL, Midway International Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	252,915

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	254,748

	New Jersey — 0.4%
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	322,048

	South Carolina — 0.5%
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.252%, 6/1/16(b)	502,965

	Virginia — 0.5%
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	235,987
200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	205,748

		441,735

	Washington — 0.4%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.185%, 10/1/17(b)	387,954

	Total Municipal Bonds (Cost $2,640,000)	2,665,200

Principal Amount		Fair Value
U.S. TREASURY NOTES — 1.9%
$1,700,000	0.625%, 5/31/17	$1,688,710

	Total U.S. Treasury Notes (Cost $1,684,207)	1,688,710

Shares
PREFERRED STOCKS — 0.3%
	Utilities — 0.3%
10,800	Dominion Resources, Inc., Series A, 8.375%	275,616

	Total Preferred Stocks (Cost $289,764)	275,616

MONEY MARKET FUND — 1.9%
1,767,518	Federated Treasury Obligations Fund, Institutional Shares	1,767,518

	Total Money Market Fund (Cost $1,767,518)	1,767,518

Total Investments — 100.6% (Cost $91,850,428)		91,685,207
Net Other Assets (Liabilities) — (0.6%)		(533,904)

NET ASSETS — 100.0%.		$91,151,303

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

BKNT	— Bank Note
G.O.	— General Obligation
GMTN	— Global Medium Term Note
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
STEP	— Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
$1,270,234	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,336,039
1,048,380	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	1,105,447
475,407	Ginnie Mae, Series 1999-17, Class F, 0.452%, 5/16/29(a)	476,935

	Total Collateralized Mortgage Obligations (Cost $2,856,440)	2,918,421

CORPORATE BONDS — 8.6%
	Financials — 8.6%
500,000	Barclays Bank PLC, 3.900%, 4/7/15	513,200
500,000	General Electric Capital Corp., MTN, 3.500%, 6/29/15	515,668
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	502,078
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,041,117
500,000	Morgan Stanley, 2.125%, 4/25/18	505,493

	Total Corporate Bonds (Cost $3,005,646)	3,077,556

FOREIGN GOVERNMENT BOND — 0.8%
	Poland — 0.8%
250,000	Republic of Poland, 6.375%, 7/15/19	296,250

	Total Foreign Government Bond (Cost $288,529)	296,250

MORTGAGE-BACKED SECURITIES — 19.6%
	Fannie Mae — 10.2%
1,875,742	3.584%, 9/1/20, Pool #FN0000	2,011,881
253,959	5.500%, 1/1/33, Pool #678321	285,118
1,000,507	5.000%, 7/1/33, Pool #724965	1,117,125
216,000	6.000%, 7/1/37, Pool #938378	238,468

		3,652,592

	Freddie Mac — 8.3%
2,793,131	3.500%, 12/1/25, Pool #G14007	2,960,682

	Ginnie Mae — 1.1%
351,631	5.000%, 11/20/38, Pool #4283	378,942

	Total Mortgage-Backed Securities (Cost $6,481,094)	6,992,216

MUNICIPAL BONDS — 2.3%
	Illinois — 2.3%
810,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	820,481

	Total Municipal Bonds (Cost $810,000)	820,481

U.S. GOVERNMENT AGENCIES — 39.0%
	Fannie Mae — 15.8%
300,000	1.250%, 12/27/19, STEP	300,286

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Fannie Mae — (continued)
$2,000,000	6.250%, 5/15/29	$2,685,908
1,820,000	7.125%, 1/15/30	2,660,360

		5,646,554

	Federal Farm Credit Bank — 10.8%
500,000	0.875%, 5/22/17	499,508
3,000,000	4.670%, 2/27/18	3,372,399

		3,871,907

	Federal Home Loan Bank — 5.6%
2,000,000	1.250%, 1/17/23, Series 0000, STEP	1,997,906

	Freddie Mac — 6.8%
500,000	4.875%, 6/13/18	568,010
1,000,000	3.750%, 3/27/19	1,099,009
750,000	2.375%, 1/13/22	748,524

		2,415,543

	Total U.S. Government Agencies (Cost $13,565,536)	13,931,910

U.S. TREASURY NOTES — 19.9%
3,000,000	0.625%, 7/15/14	3,000,468
2,000,000	0.250%, 9/15/14	2,000,704
1,000,000	3.000%, 8/31/16	1,053,359
1,000,000	3.000%, 2/28/17	1,059,688

	Total U.S. Treasury Notes (Cost $7,118,443)	7,114,219

Shares
MONEY MARKET FUND — 0.2%
62,302	Federated Treasury Obligations Fund, Institutional Shares	62,302

	Total Money Market Fund (Cost $62,302)	62,302

Total Investments — 98.6% (Cost $34,187,990)		35,213,355
Net Other Assets (Liabilities) — 1.4%		492,203

NET ASSETS — 100.0%		$35,705,558

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 8.8%
$4,646,000	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	$4,663,892
1,287,016	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.492%, 11/25/35(a)	1,215,602
8,272,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%,3/20/19(b)	8,362,860
3,688,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	3,695,189
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	3,064,914
583,147	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.304%, 8/25/35	590,221
3,650,000	Hyundai Auto Receivables Trust, Series 2014-B,Class A3, 0.900%, 12/17/18	3,651,935
2,442,591	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.352%, 1/25/36(a)	2,304,954
939,231	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.652%, 3/25/35(a)	929,111
5,076,715	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.472%, 10/25/35(a)	4,919,225
3,200,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	3,201,197
3,294,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/18	3,298,710
1,325,000	World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.940%, 4/15/19	1,325,844

	Total Asset Backed Securities (Cost $41,063,626)	41,223,654

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
798,485	Adjustable Rate Mortgage Trust, Series 2004-5 ,Class 4A1, 4.903%, 4/25/35(a)	796,862
978,623	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,017,604
1,618,733	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,634,762
301,539	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	314,561
85,823	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	85,879
241,769	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	255,864
1,067,341	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,119,568
474,883	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	475,432
35,653	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	35,688
213,734	Countrywide Home Loan Mortgage PassThrough Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	217,962
327,667	Countrywide Home Loan Mortgage PassThrough Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	338,785

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$9,006	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	$8,992
181,876	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	182,828
776,489	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	823,124
437,505	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	456,956
1,207,494	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,303,678
3,615,181	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,959,498
1,839,081	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,988,871
2,168,256	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	2,350,656
348,990	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	347,521
1,006,042	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,117,327
4,611,625	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	4,843,382
2,535,875	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,609,471
1,327,439	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,438,885
1,093,810	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,106,317
1,025,673	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,066,481
199,049	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	204,765
506,165	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	509,548
1,443,644	PHHMC Trust, Series 2007-6, Class A1, 5.623%, 12/18/37(a)	1,462,006
207,276	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	212,080
1,551,546	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	1,588,553
1,213,745	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,269,106
654,892	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.487%, 12/25/34(a)	654,824
1,976,025	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,998,218
1,624,472	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.387%, 6/25/34(a)	1,647,614
667,911	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	682,724
370,357	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	377,395
221,216	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	228,395

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,329,771	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.615%, 1/25/35(a)	$1,348,626
663,860	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	681,771
1,364,019	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.615%, 10/25/35(a)	1,375,256
390,844	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	403,924

	Total Collateralized Mortgage Obligations (Cost $43,768,290)	44,541,759

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
3,469,487	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	3,741,734
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,306,800
95,988	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	96,229
3,138,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,421,942
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.466%, 11/10/42(a)	2,576,312
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,601,030
4,932,438	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,855,368
2,000,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,237,378
4,800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,222,122
3,018,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	3,263,219
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.213%, 12/10/49(a)	1,669,291
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	4,030,321
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,888,457
3,000,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	3,186,663
4,066,344	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	4,369,876
2,250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	2,500,330
1,783,604	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	1,947,168
760,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.370%, 9/15/45(a)	865,724
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	513,376

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,808,089	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	$2,022,049
1,306,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class AS, 4.094%, 6/15/47	1,357,344
4,500,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.454%, 1/11/43(a)	5,168,979
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.647%, 3/12/44(a)	2,547,503
4,482,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49 (a)	4,957,204
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,108,387
767,284	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	768,511
2,076,473	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,212,148
4,149,843	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	4,474,734
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,234,844
2,600,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/47	2,738,583
1,395,000	WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/47	1,463,503

	Total Commercial Mortgage-Backed Securities (Cost $84,697,653)	84,347,129

CORPORATE BONDS — 38.4%
	Consumer Discretionary — 3.3%
753,000	21st Century Fox America, Inc., 5.400%, 10/1/43	840,170
1,100,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,244,338
1,041,000	Ford Motor Co., 7.450%, 7/16/31	1,391,743
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	1,648,360
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,028,922
1,130,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	1,133,604
1,443,000	Lear Corp., 5.375%, 3/15/24	1,482,683
601,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	737,886
791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	876,033
1,325,000	Time Warner Cable, Inc., 4.000%, 9/1/21	1,415,413
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,440,625
1,050,000	Viacom, Inc., 5.850%, 9/1/43	1,206,269
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	971,534

		15,417,580

	Consumer Staples — 0.7%
1,240,000	Altria Group, Inc., 5.375%, 1/31/44	1,358,214
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,309,924
720,000	Lorillard Tobacco Co., 6.875%, 5/1/20	855,618

		3,523,756

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — 5.9%
$1,100,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	$1,215,500
523,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	552,419
1,272,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,273,794
1,200,000	Chesapeake Energy Corp., 3.479%, 4/15/19(a)	1,213,500
1,250,000	CNOOC Nexen Finance, 4.250%, 4/30/24	1,281,667
1,315,000	Continental Resources, Inc., 4.900%, 6/1/44(b)	1,358,786
1,232,000	Denbury Resources, Inc., 5.500%, 5/1/22	1,259,720
875,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	881,799
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,530,949
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,404,552
1,562,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,550,198
856,000	NuStar Logistics LP, 8.150%, 4/15/18	983,313
1,086,000	Petrobras International Finance Co., 3.500%, 2/6/17	1,114,779
1,600,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	1,660,891
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,324,080
992,000	Phillips 66, 5.875%, 5/1/42	1,188,489
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,088,344
954,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,039,860
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	1,168,986
1,183,000	Shell International Finance BV, 4.550%, 8/12/43	1,246,041
1,490,000	Statoil ASA, 4.800%, 11/8/43	1,642,680
1,150,000	Western Gas Partners LP, 4.000%, 7/1/22	1,191,039
706,000	Williams Partners LP, 4.300%, 3/4/24	736,286

		27,907,672

	Financials — 20.1%
1,250,000	Ally Financial, Inc., 2.750%, 1/30/17	1,264,062
3,075,000	American International Group, Inc., 3.800%, 3/22/17	3,285,970
1,156,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,163,405
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,686,923
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,527,438
2,835,000	Bank of America Corp., MTN, 6.875%, /25/18	3,340,001
1,147,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,362,166
1,074,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,188,655
2,573,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	2,836,311
1,132,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	1,351,438
1,055,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	1,074,973
1,772,000	CBRE Services, Inc., 6.625%, 10/15/20	1,880,535
1,500,000	CIT Group, Inc., 4.250%, 8/15/17	1,564,688
2,500,000	Citigroup, Inc., 1.924%, 5/15/18(a)	2,596,787
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,148,470
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(b)	1,367,665
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,586,338

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,308,000	Duke Realty LP, REIT, 7.375%, 2/15/15	$1,361,726
1,304,000	Excel Trust LP, REIT, 4.625%, 5/15/24	1,326,172
664,000	First American Financial Corp., 4.300%, 2/1/23	665,778
1,038,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,394,323
2,699,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	3,002,638
1,327,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,618,811
1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,186,970
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,332,609
1,300,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,269,850
1,676,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,628,579
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	963,232
2,513,000	HSBC Finance Corp., 6.676%, 1/15/21	3,005,299
1,061,000	Invesco Finance PLC, 3.125%, 11/30/22	1,052,371
1,036,000	Jefferies Group, LLC, 8.500%, 7/15/19	1,295,000
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,390,415
1,347,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,505,273
975,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,150,500
980,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	1,068,004
952,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,092,857
705,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,122,764
3,486,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,075,040
3,326,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	3,594,681
1,120,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,102,203
762,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,185,949
1,187,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,231,572
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	552,763
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,153,409
1,450,000	ProAssurance Corp., 5.300%, 11/15/23	1,576,317
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,600,321
1,148,571	Prudential Holdings, LLC, 8.695%, 12/18/23(b)	1,449,507
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,162,953
1,100,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,177,352
1,340,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,368,370
1,096,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	1,106,290
620,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	716,285
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,995,707
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,121,463

1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,528,556
1,245,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,318,181
927,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,285,709
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,156,745
2,109,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16	2,282,121

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,225,000	Wachovia Corp., 5.500%, 8/1/35	$1,379,896

		94,780,386

	Health Care — 1.2%
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,207,000
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,232,427
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	825,365
814,000	Mylan, Inc., 7.875%, 7/15/20(b)	900,983
1,114,000	Ventas Realty LP, 5.700%, 9/30/43	1,300,086

		5,465,861

	Industrials — 1.7%
871,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	935,783
1,205,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	1,229,100
942,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	949,569
1,298,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	1,308,683
830,000	Textron, Inc., 3.650%, 3/1/21	855,807
1,013,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,119,365
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,195,109
455,000	Worthington Industries, Inc., 4.550%, 4/15/26	473,266

		8,066,682

	Information Technology — 0.5%
950,000	Altera Corp., 1.750%, 5/15/17	960,603
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,219,677

		2,180,280

	Materials — 2.4%
1,400,000	Cemex SAB de CV, 5.875%, 3/25/19(b)	1,463,000
1,019,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(b)	1,092,878
2,060,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	2,086,401
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,372,800
1,140,000	LYB International Finance BV, 4.875%, 3/15/44	1,188,558
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,360,331
1,203,000	Rock-Tenn Co., 4.900%, 3/1/22	1,313,070
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,245,000

		11,122,038

	Telecommunication Services —1.8%
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,084,665
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,394,776
1,300,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(b)	1,378,409
965,000	Level 3 Financing, Inc., 9.375%, 4/1/19	1,059,088
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	993,726
2,226,000	Verizon Communications, Inc., 6.550%, 9/15/43	2,801,290

		8,711,954

	Utilities — 0.8%
895,000	CMS Energy Corp., 8.750%, 6/15/19	1,153,817

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	$1,006,989
1,477,000	PSEG Power, LLC, 2.450%, 11/15/18	1,494,771

		3,655,577

	Total Corporate Bonds (Cost $173,459,283)	180,831,786

FOREIGN GOVERNMENT BONDS — 1.6%
	Columbia — 0.5%
1,950,000	Republic of Colombia, 5.625%, 2/26/44	2,184,000

	Mexico — 0.8%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,244,425
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,680,560

		3,924,985

	Poland — 0.3%
1,302,000	Republic of Poland, 3.000%, 3/17/23	1,264,893

	Total Foreign Government Bonds (Cost $6,537,091)	7,373,878

MORTGAGE-BACKED SECURITIES — 9.8%
	Fannie Mae — 6.1%
47,157	5.000%, 8/1/20, Pool #832058	50,067
163,631	6.000%, 7/1/22, Pool #944967	178,698
188,023	5.000%, 9/1/25, Pool #255892	208,931
1,683,008	4.000%, 2/1/32, Pool #MA0977	1,819,303
171,184	6.500%, 1/1/35, Pool #809198	193,421
65,649	6.000%, 4/1/35, Pool #735503	74,399
60,985	7.000%, 6/1/35, Pool #255820	68,833
91,716	7.000%, 6/1/35, Pool #830686	102,090
269,585	6.500%, 3/1/36, Pool #866062	307,815
180,436	6.500%, 7/1/36, Pool #885493	203,602
2,215,194	5.500%, 8/1/37, Pool #995082	2,489,845
1,245,141	4.500%, 10/1/39, Pool #AC2645	1,349,959
980,467	5.000%, 6/1/40, Pool #AD4927	1,089,839
675,188	5.000%, 6/1/40, Pool #AD8718	750,295
2,691,164	4.500%, 12/1/40, Pool #AH1100	2,916,829
2,196,262	4.500%, 5/1/41, Pool #AI1023	2,379,530
3,186,980	4.000%, 9/1/41, Pool #AI3940	3,390,227
2,079,391	4.500%, 11/1/41, Pool #AJ4994	2,254,462
3,185,493	4.000%, 1/1/42, Pool #MA0956	3,388,558
5,191,673	3.500%, 5/1/43, Pool #AB9368	5,352,535

		28,569,238

	Freddie Mac — 3.0%
261,250	5.500%, 10/1/21, Pool #G12425	285,285
224,935	5.000%, 12/1/21, Pool #J04025	238,891
305,656	5.000%, 7/1/25, Pool #C90908	338,254
608,773	2.500%, 1/1/28, Pool #J22069	618,580
508,080	4.000%, 11/1/31, Pool #C91410	545,801
1,926,857	3.500%, 4/1/32, Pool #C91437	2,014,871
3,039,010	3.500%, 7/1/32, Pool #C91467	3,177,861
267,364	5.000%, 3/1/36, Pool #G08115	296,671
118,338	6.500%, 5/1/36, Pool #A48509	133,347
76,698	5.000%, 7/1/36, Pool #G02291	84,970
819,422	6.500%, 9/1/36, Pool #G08152	923,354
491,037	5.000%, 2/1/37, Pool #A57714	543,405
300,547	4.500%, 10/1/39, Pool #A89346	325,430
1,109,507	5.000%, 6/1/40, Pool #C03479	1,228,971
677,389	3.766%, 7/1/40, Pool #1B4948(a)	711,242

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$2,572,216	5.000%, 7/1/40, Pool #A93070	$2,849,150

		14,316,083
	Ginnie Mae — 0.7%
642,291	5.000%, 2/15/40, Pool #737037	708,811
2,479,997	4.500%, 9/20/40, Pool #4801	2,717,676

		3,426,487

	Total Mortgage-Backed Securities (Cost $45,066,334)	46,311,808

MUNICIPAL BONDS — 8.9%
	California — 1.3%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,173,785
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,889,927

		6,063,712

	Colorado — 0.4%
1,810,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	1,843,557

	Connecticut — 0.7%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,207,480

	District of Columbia — 0.4%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,830,910

	Florida — 1.0%
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,111,515
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,677,700

		4,789,215

	Georgia — 0.4%
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,811,075

	Illinois — 0.9%
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,376,610

	New Jersey — 0.3%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,303,264

	New York — 1.4%
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	742,275
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	877,608

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — (continued)
$2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	$3,220,856
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,827,796

		6,668,535

	North Carolina — 1.0%
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,581,270

	Pennsylvania — 0.5%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,212,178

	Washington — 0.3%
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,651,978

	Wisconsin — 0.3%
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,603,248

	Total Municipal Bonds (Cost $40,734,361)	41,943,032

U.S. TREASURY BONDS — 0.8%
4,093,000	3.125%, 2/15/43	3,940,151

	Total U.S. Treasury Bonds (Cost $3,944,641)	3,940,151

U.S. TREASURY NOTES — 1.2%
2,116,000	1.750%, 5/31/16	2,169,560
3,400,000	2.750%, 2/15/24	3,477,296

	Total U.S. Treasury Notes (Cost $5,620,732)	5,646,856

Shares
PREFERRED STOCKS — 1.3%
	Financials — 0.9%
61,601	Citigroup Capital XIII, 7.875%	1,706,348
41,677	Lloyds Banking Group PLC, 7.750%	1,109,442
50,135	US Bancorp, Series F, 6.500%	1,416,815

		4,232,605

	Telecommunication Services — 0.2%
28,000	Qwest Corp., 7.000%	725,480

	Utilities — 0.2%
45,650	Dominion Resources, Inc., Series A, 8.375%	1,164,988

	Total Preferred Stocks (Cost $5,907,546)	6,123,073

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.4%
6,832,168	Federated Treasury Obligations Fund, Institutional Shares	$6,832,168

	Total Money Market Fund (Cost $6,832,168)	6,832,168

Total Investments — 99.6% (Cost $457,631,725)		469,115,294
Net Other Assets (Liabilities) — 0.4%		1,838,372

NET ASSETS — 100.0%		$470,953,666

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in affect as of June 30, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 96.5%
	Consumer Discretionary — 7.1%
$320,000	21st Century Fox America, Inc., 4.500%, 2/15/21	$350,999
390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	402,804
360,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	365,400
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	517,303
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	456,451
255,000	Lear Corp., 5.375%, 3/15/24	262,013
235,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	260,262
340,000	Time Warner Cable, Inc., 4.000%, 9/1/21	363,200
365,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	420,662
403,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	418,587

		3,817,681

	Consumer Staples — 1.3%
380,000	Altria Group, Inc., 4.750%, 5/5/21	419,142
225,000	Lorillard Tobacco Co., 6.875%, 5/1/20	267,381

		686,523

	Energy — 14.9%
300,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	331,500
135,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	142,594
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	334,471
400,000	Chesapeake Energy Corp., 3.479%, 4/15/19(b)	404,500
250,000	CNOOC Nexen Finance, 4.250%, 4/30/24	256,334
310,000	Denbury Resources, Inc., 5.500%, 5/1/22	316,975
450,000	Enable Midstream Partners LP, 3.900%, 5/15/24(a)	449,042
421,000	Energy Transfer Partners LP, 9.000%, 4/15/19	538,005
291,000	Enterprise Products Operating, LLC, 5.200%, 9/1/20	332,228
272,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	326,400
310,000	Noble Energy, Inc., 4.150%, 12/15/21	333,295
303,000	NuStar Logistics LP, 4.750%, 2/1/22	303,606
257,000	Petrobras International Finance Co., 3.500%, 2/6/17	263,810
410,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	425,603
385,000	Petrohawk Energy Corp., 7.250%, 8/15/18	402,325
255,000	Phillips 66, 2.950%, 5/1/17	267,248
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	398,394
383,000	Plains Exploration & Production Co., 6.500%, 11/15/20	427,524
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	446,900
261,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	270,723
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	384,816
368,000	Western Gas Partners LP, 4.000%, 7/1/22	381,132
250,000	Williams Partners LP, 4.300%, 3/4/24	260,724

		7,998,149

	Financials — 54.3%
270,000	AgriBank FCB, 9.125%, 7/15/19(a)	347,349
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	372,188
255,000	Alleghany Corp., 4.950%, 6/27/22	277,619

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$335,000	Ally Financial, Inc., 2.750%, 1/30/17	$338,769
645,000	American International Group, Inc., 3.800%, 3/22/17	689,252
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	281,794
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	270,074
560,000	Associates Corp. of North America, 6.950%, 11/1/18	668,777
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	252,155
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,107,443
725,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	802,397
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	534,633
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	399,940
450,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	458,519
335,000	CBRE Services, Inc., 6.625%, 10/15/20	355,519
335,000	CIT Group, Inc., 4.250%, 8/15/17	349,447
430,000	Citigroup, Inc., 3.500%, 5/15/23	418,582
275,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.950%, 11/9/22	279,573
338,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(a)	335,465
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	427,257
355,000	DDR Corp., REIT, 9.625%, 3/15/16	406,197
635,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	673,090
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	356,318
300,000	Excel Trust LP, REIT, 4.625%, 5/15/24	305,101
485,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	544,864
355,000	First American Financial Corp., 4.300%, 2/1/23	355,951
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	418,819
1,100,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(b)	1,223,750
425,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	426,828
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	347,406
370,000	Health Care REIT, Inc., 4.950%, 1/15/21	410,983
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	493,288
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	405,218
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	404,319
592,000	HSBC Finance Corp., 6.676%, 1/15/21	707,973
500,000	ING Bank NV, 4.000%, 3/15/16(a)	525,567
470,000	Jefferies Group, LLC, 8.500%, 7/15/19	587,500
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	311,227
825,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	921,938
475,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	492,322
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	446,818
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	516,581
245,000	Morgan Stanley, 5.375%, 10/15/15	259,420
872,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,019,344
869,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	939,200

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	$464,789
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	456,829
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	292,964
390,000	ProAssurance Corp., 5.300%, 11/15/23	423,975
363,714	Prudential Holdings, LLC, 8.695%, 12/18/23(a)	459,011
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	436,790
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	417,425
395,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	432,025
245,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	283,048
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	535,169
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	516,492
370,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	418,938
250,000	SunTrust Banks, Inc., 3.500%, 1/20/17	264,695
375,000	UBS AG, MTN, 5.875%, 7/15/16	410,759
495,000	WEA Finance, LLC, 4.625%, 5/10/21(a)	568,608
250,000	WR Berkley Corp., 4.625%, 3/15/22	268,550

		29,116,841

	Health Care — 1.8%
303,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	321,938
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	295,161
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	334,025

		951,124

	Industrials — 4.6%
325,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	331,500
270,000	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	272,025
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	338,765
345,000	Textron, Inc., 3.650%, 3/1/21	355,727
445,000	United Rentals North America, Inc., 7.375%, 5/15/20	491,725
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	501,720
145,000	Worthington Industries, Inc., 4.550%, 4/15/26	150,821

		2,442,283

	Information Technology — 0.8%
450,000	Altera Corp., 1.750%, 5/15/17	455,022

	Materials — 5.9%
394,000	Cemex SAB de CV, 5.875%, 3/25/19(a)	411,730
355,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(a)	380,738
585,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(a)	592,497
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	429,000
339,000	Rock-Tenn Co., 4.900%, 3/1/22	370,017
429,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	445,087

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Materials — (continued)
$500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	$559,500

		3,188,569

	Telecommunication Services — 5.0%
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	529,662
305,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	323,396
267,000	Level 3 Financing, Inc., 9.375%, 4/1/19	293,033
310,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	324,569
525,000	Verizon Communications, Inc., 1.002%, 6/17/19(b)	531,374
597,000	Verizon Communications, Inc., 5.150%, 9/15/23	668,099

		2,670,133

	Utilities — 0.8%
313,000	CMS Energy Corp., 8.750%, 6/15/19	403,514

	Total Corporate Bonds (Cost $50,073,983)	51,729,839

Shares
PREFERRED STOCKS — 2.2%
	Financials — 1.3%
15,500	Citigroup Capital XIII, 7.875%	429,350
10,196	Lloyds Banking Group PLC, 7.750%	271,418

		700,768

	Utilities — 0.9%
20,050	Dominion Resources, Inc., Series A, 8.375%	511,676

	Total Preferred Stocks (Cost $1,231,010)	1,212,444

MONEY MARKET FUND — 0.4%
207,021	Federated Treasury Obligations Fund, Institutional Shares	207,021

	Total Money Market Fund (Cost $207,021)	207,021

Total Investments — 99.1% (Cost $51,512,014)		53,149,304
Net Other Assets (Liabilities) — 0.9%		465,796

NET ASSETS — 100.0%		$53,615,100

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.0%
$404,491	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.492%, 11/25/35(a)	$382,046
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	606,590
650,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.160%, 9/16/24	616,521
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	646,435
629,534	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.352%, 1/25/36(a)	594,060
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.622%, 8/25/35(a)	379,460
555,208	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.472%, 10/25/35(a)	537,984

	Total Asset Backed Securities (Cost $3,729,589)	3,763,096

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.4%
247,866	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	257,739
201,026	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%,4/25/35	209,707
31,208	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	31,229
214,376	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	226,415
241,164	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	255,224
280,879	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	294,623
95,607	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	97,498
196,600	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	203,271
7,423	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	7,411
237,509	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	238,752
300,384	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	318,425
265,128	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	276,915

112,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	106,494
330,988	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	357,946
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	108,296
40,323	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	41,381
300,158	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	298,895

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	$535,852
191,689	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	212,994
150,000	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	164,467
335,732	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	366,379
689,404	Freddie Mac, Series 3835, Class BA, 4.000%, 8/15/38	737,034
552,691	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	572,055
418,351	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	439,375
299,269	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	317,009
640,000	Freddie Mac, Series 4176, Class CE, 3.000%, 3/15/43	575,453
413,410	Ginnie Mae, Series 2002-45, Class OC, 6.000%, 6/16/32	464,820
273,796	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	280,803
388,758	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	393,204
97,979	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	101,877
190,622	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	191,896
259,856	PHHMC Trust, Series 2007-6, Class A1, 5.623%, 12/18/37(a)	263,161
176,876	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	184,944
209,012	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.075%, 7/25/35(a)	213,030
403,270	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	407,800
185,709	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	187,982
80,149	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	81,673
53,299	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	54,481
69,858	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	72,125
490,679	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	503,918

	Total Collateralized Mortgage Obligations (Cost $10,503,876)	10,652,553

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.8%
19,322	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	19,371
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.466%, 11/10/42(a)	430,760
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	205,260

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$481,213	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	$473,695
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	279,672
330,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	356,813
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.213%, 12/10/49(a)	111,286
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	647,786
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	431,022
486,000	Freddie Mac, Multifamily Structured Pass Through Certificates, Series K-031, Class A2, 3.300%, 4/25/23(a)	505,284
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	194,135
275,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	292,111
370,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997%, 4/15/47	390,789
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	325,340
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	555,629
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	388,365
165,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.370%, 9/15/45(a)	187,953
375,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class AS, 4.094%, 6/15/47	389,743
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.647%, 3/12/44(a)	170,544
469,439	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	506,192
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%,11/15/43(a)(b)	853,846
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	446,969
370,000	WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/47	388,169

	Total Commercial Mortgage-Backed Securities (Cost $8,554,890)	8,550,734

MORTGAGE-BACKED SECURITIES — 35.9%
	Fannie Mae — 17.7%
263,868	4.000%, 3/1/31, Pool #MA0667	283,898
784,340	4.000%, 5/1/32, Pool #MA1074	843,599
368,814	5.500%, 6/1/38, Pool #984277	412,705
299,478	5.500%, 8/1/38, Pool #995072	337,953
276,176	4.500%, 9/1/39, Pool #AC1830	299,344
240,617	5.000%, 12/1/39, Pool #AC8518	269,242

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$178,340	4.500%, 9/1/40, Pool #AE0411	$194,437
406,646	4.500%, 10/1/40, Pool #AE4855	440,578
328,898	5.000%, 1/1/41, Pool #AH3373	366,696
57,186	4.000%, 2/1/41, Pool #AH6188	60,820
680,134	4.000%, 3/1/41, Pool #AH4008	722,823
527,930	4.500%, 3/1/41, Pool #AB2467	577,862
223,695	4.500%, 6/1/41, Pool #AC9298	242,361
319,592	5.000%, 7/1/41, Pool #AI5595	356,644
1,190,936	3.500%, 5/1/43, Pool #AB9368	1,227,837

		6,636,799

	Freddie Mac — 15.7%
911,722	3.500%, 5/1/32, Pool #C91458	953,374
807,111	4.000%, 5/1/32, Pool #C91449	866,947
776,473	3.500%, 7/1/32, Pool #C91467	811,950
517,623	4.500%, 10/1/39, Pool #G05659	560,687
192,214	5.500%, 10/1/39, Pool #A89387	214,627
269,201	5.000%, 4/1/40, Pool #A91812	299,671
217,189	5.500%, 4/1/40, Pool #C03467	242,092
259,819	5.000%, 8/1/40, Pool #C03491	287,874
364,241	4.000%, 11/1/40, Pool #A94742	386,908
370,228	4.000%, 12/1/40, Pool #A95447	393,257
521,712	4.000%, 1/1/41, Pool #A96312	553,444
323,817	3.500%, 3/1/42, Pool #G08479	333,277

		5,904,108

	Ginnie Mae — 2.5%
305,934	4.500%, 6/15/39, Pool #720075	334,421
44,477	4.000%, 12/20/40, Pool #755678	47,698
223,926	4.500%, 3/20/41, Pool #4978	245,265
302,292	4.500%, 5/15/41, Pool #738310	330,361

		957,745

	Total Mortgage-Backed Securities (Cost $13,225,741)	13,498,652

U.S. GOVERNMENT AGENCIES — 1.7%
	Freddie Mac — 1.7%
480,000	6.250%, 7/15/32	661,989

	Total U.S. Government Agencies (Cost $623,427)	661,989

Shares
MONEY MARKET FUND — 1.7%
631,011	Federated Treasury Obligations Fund, Institutional Shares	631,011

	Total Money Market Fund (Cost $631,011)	631,011

Total Investments — 100.5% (Cost $37,268,534)		37,758,035
Net Other Assets (Liabilities) — (0.5)%		(205,758)

NET ASSETS — 100.0%		$37,552,277

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.5%
	Kentucky — 95.5%
$500,000	Christian County, KY, Public Courthouse Corp., Court Facility Project, Refunding Revenue, (AMBAC), 4.000%, 8/1/16	$536,195
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	468,672
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	592,440
400,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	470,228
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	557,155
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	605,717
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	573,725
700,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	778,421
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	533,375
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	622,455
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	545,190
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	499,724
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	541,392
670,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	776,074
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	452,328
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	506,432
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	613,793

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	$575,879
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	567,830
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	544,180
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	607,554
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	617,930
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding & Improvements Revenue, Series A, (XLCA), 4.000%, 1/1/16	615,163
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	765,726
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	313,432
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	223,948
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	416,298

	Total Municipal Bonds (Cost $13,843,181)	14,921,256

Shares
MONEY MARKET FUND — 4.1%
636,683	Federated Tax-Free Obligations Fund, Institutional Shares	636,683

	Total Money Market Fund (Cost $636,683)	636,683

Total Investments — 99.6% (Cost $14,479,864)		15,557,939
Net Other Assets (Liabilities) — 0.4%		66,530

NET ASSETS — 100.0%		$15,624,469

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.0%
	District of Columbia — 4.9%
$575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$672,359
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,155,190

		1,827,549

	Maryland — 91.1%
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	900,072
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	596,940
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	677,226
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	270,970
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22 .	1,210,220
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,069,629
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,128,074
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	172,711
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	181,436
690,000	Maryland Community Development Adminis- tration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	723,161
315,000	Maryland Community Development Adminis- tration, Residential Single Family Housing Revenue, Series B, 3.750%, 9/1/14	316,622
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	298,943
140,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	152,557
975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,155,950
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	479,527

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	$786,399
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	610,755
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,071,070
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,241,597
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	985,050
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,146,740
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	565,555
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,164,550
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	601,259
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,074,200
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, 5.000%, 7/1/15	334,848
810,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	865,177
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	461,180
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,398,229
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	574,295

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	$1,282,919
1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	1,082,897
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	748,779
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,163,530
1,000,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., First Series, 4.000%, 8/15/21	1,147,070
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	679,302
250,000	Montgomery County Housing Opportunities Commission, Local Single Family Housing Revenue, Series A, 3.700%, 7/1/14	250,023
775,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, 5.000%, 7/1/15	812,812
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	548,890
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,088,380
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	860,715

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	$589,954
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,294,755
500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	541,400

		34,306,368

	Total Municipal Bonds (Cost $34,682,818)	36,133,917

Shares
MONEY MARKET FUND — 2.7%
1,016,855	Federated Tax-Free Obligations Fund, Institutional Shares	1,016,855

	Total Money Market Fund (Cost $1,016,855)	1,016,855

Total Investments — 98.7% (Cost $35,699,673)		37,150,772
Net Other Assets (Liabilities) — 1.3%		489,956

NET ASSETS — 100.0%		$37,640,728

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.5%
	North Carolina — 97.5%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,715,301
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,689,439
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,144,320
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,130,010
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100, (XLCA), 5.000%, 6/1/18	1,099,495
1,000,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,132,900
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,175,878
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,373,660
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,136,050
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,168,740
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,940,850
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,974,847
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,485,086
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,691,161
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,744,758
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,319,697
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,147,575
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,126,600
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,125,900

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	$1,105,080
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,386,598
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,084,080
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,184,130
1,000,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care System, Refunding Revenue, Series A, 5.000%, 1/15/17	1,109,000
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,457,680
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,256,480
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,201,920
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,647,077
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,310,980
2,170,000	Fayetteville, NC, Public Works Commission, Refunding Revenue, Series A, 5.000%, 3/1/16	2,337,437
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,206,368
1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,083,540
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,113,894
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,239,792
1,000,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/23	1,076,090
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,106,620
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,759,954
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,922,950
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,023,490
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,862,040

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	$818,816
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,412,980
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,424,435
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,053,530
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,595,123
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,197,489
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,215,016
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,431,531
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,127,430
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,178,699
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,524,658
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,152,930
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,144,420
2,170,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,570,365
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,071,030
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,101,847
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,101,822
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, Callable 10/1/14 @ 100, OID, 4.000%, 10/1/18	1,563,753

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	$5,579,100
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,028,359
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,353,507
375,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects, Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	376,748
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,106,320
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,536,404
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,681,424
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,902,796
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/31/14 @ 100, OID, 6.250%, 10/1/19	1,003,610
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,172,425
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,471,541
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,234,600
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	834,564
2,500,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series B, Callable 1/1/20 @ 100, 5.000%, 1/1/21	2,890,375
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,369,380
1,000,000	North Carolina State, Annual Appropriation, Public Improvements Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/24	1,156,720

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,145,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/16	$1,234,150
2,150,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/17	2,396,949
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,357,840
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,009,505
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,219,752
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,669,646
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,073,900
1,000,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,205,490
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 7/31/14 @ 100 (XLCA), 5.000%, 6/1/21	1,525,776
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,581,202
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,256,717
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,155,930
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,397,199
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,590,271
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,586,673
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,459,786
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,776,735
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,901,485
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,698,149
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,718,154
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,156,990
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,130,800

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	$2,672,636
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,211,430
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,656,381
1,000,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,155,850
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,818,927
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,672,116
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,696,716
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,206,431
1,005,000	University of North Carolina System, University & College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,097,842
1,565,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.250%, 10/1/14	1,580,102
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,105,950
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,465,871
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,139,030
1,000,000	Wilson, NC, Public Facilities Project, Public Improvements Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,080,350
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,103,190
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,120,970

	Total Municipal Bonds (Cost $186,907,263)	197,068,105

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.7%
3,439,321	Federated North Carolina Municipal Cash Trust, Institutional Shares	$3,439,321

	Total Money Market Fund (Cost $3,439,321)	3,439,321

Total Investments — 99.2% (Cost $190,346,584)		200,507,426
Net Other Assets (Liabilities) — 0.8%		1,654,880

NET ASSETS — 100.0%		$202,162,306

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.3%
	South Carolina — 97.3%
$1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,137,450
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,277,328
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,097,890
215,000	Camden, SC, Combined Public Utility System, Unrefunded, Combined Refunding & Improvement Revenue, Callable 8/28/14 @ 100 (NATL), 5.000%, 3/1/15	215,830
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	828,491
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	700,749
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,203,200
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,196,480
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,986,775
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,521,651
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,458,960
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,303,965
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,273,084
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	205,460
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	601,758
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,147,243
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,192,280
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,179,694
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	614,027
1,000,000	Greenville Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,108,490
1,340,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, 5.000%, 5/1/21	1,561,797

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	$1,118,670
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	575,432
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,306,436
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	551,315
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,685,920
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,111,720
760,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	870,329
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,199,580
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,103,480
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,088,501
790,000	Newberry Investing in Children’s Education, Newberry County School District Project, School Improvements Revenue, 5.250%, 12/1/14	804,694
535,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	573,397
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	962,709
970,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	1,036,183
550,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	624,322
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,077,890
420,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	475,986
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,122,010
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,162,380
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM),5.000%, 1/1/23	1,162,640
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,092,480

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,090,000	Rock Hill, SC. Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	$1,268,095
1,235,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,358,722
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	906,601
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	574,355
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	581,590
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	628,986
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,137,800
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%,7/1/23	1,700,085
850,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project, Health, Hospital, Nursing Home Improvements Revenue, OID, 5.000%, 9/15/18	913,028
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A, 2.500%, 8/1/14	500,695
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	568,940
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	549,955
1,150,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,333,667
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	593,962

1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,154,403

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	$1,118,916
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,303,412
400,000	Spartanburg County, SC, School District No. 1, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	436,788
1,000,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	1,150,680
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	667,524
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	897,936
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	553,625
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	340,433
170,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	197,620
	Total Municipal Bonds (Cost $63,482,692)	65,956,494
Shares
MONEY MARKET FUND — 1.8%
1,223,698	Federated Tax-Free Obligations Fund, Institutional Shares	1,223,698
	Total Money Market Fund (Cost $1,223,698)	1,223,698
Total Investments — 99.1% (Cost $64,706,390)		67,180,192
Net Other Assets (Liabilities) — 0.9%		580,468
NET ASSETS — 100.0%		$67,760,660

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.3%
	District of Columbia — 1.7%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,361,121
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	727,837

		2,088,958

	Virginia — 95.6%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,191,190
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%,6/1/23	2,048,545
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,261,989
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,091,810
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,211,190
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,139,240
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,220,285
1,875,000	Fairfax County Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,980,169
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,634,839
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,995,675
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,140,780
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	684,399
715,000	Fairfax County, VA, Redevelopment & Housing Authority, Redevelopment & Housing Refunding Revenue, 3.500%, 10/1/18	784,369
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,589,127
965,000	Falls Church, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 7/1/20	1,157,595

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,105,860
1,350,000	Hampton, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 4/1/21	1,624,023
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,153,260
1,525,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/18	1,768,100
1,430,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/23	1,741,697
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,901,580
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,133,291
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,634,515
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,842,161
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,500,126
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,602,100
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,274,360
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,222,390
1,465,000	Norfolk Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,630,472
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,104,550
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,164,400
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,171,710

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	$1,148,270
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,160,380
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,524,376
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,079,146
1,175,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/19	1,367,653
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,379,472
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,992,944
1,330,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 7/15/19	1,499,735
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,571,490
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,686,485
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,243,708
1,400,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,527,904
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,366,855
1,035,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/15	1,086,077
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,656,678
1,400,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/20	1,642,102
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,076,694
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,585,592
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,138,621
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	990,607
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,100,200

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,754,298
1,000,000	Spotsylvania County, VA, Public Improvements, G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,068,380
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,588,128
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,595,522
1,300,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/16	1,397,461
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,702,881
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	495,695
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,296,141
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 2/1/22	2,997,625
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	955,712
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,179,950
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,149,268
1,620,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Anticipation Revenue, Series A, 5.000%, 9/15/18	1,885,955
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,222,535
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,713,375
1,025,000	Virginia Public Building Authority, Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100, (NATL-RE), 5.000%, 8/1/18	1,149,999
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,360,780
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,115,110

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	$1,327,997
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,981,121
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,378,266
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 1.875%, 5/1/33(a)	2,012,820
845,000	York County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, 4.000%, 7/15/22	951,208

		118,811,013

	Total Municipal Bonds (Cost $115,125,833)	120,899,971

Shares		Fair Value
MONEY MARKET FUND — 1.5%
1,865,021	Federated Virginia Municipal Money Market Portfolio, Institutional Shares	$1,865,021

	Total Money Market Fund (Cost $1,865,021)	1,865,021

Total Investments — 98.8% (Cost $116,990,854)		122,764,992
Net Other Assets (Liabilities) — 1.2%		1,548,708

NET ASSETS — 100.0%		$124,313,700

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%
$975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	$998,888
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	757,710
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,571,524
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,348,857
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,145,911
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,704,614
1,260,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, (AGM), 3.000%, 7/1/18	1,330,144
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,151,271
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,589,413
535,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/18	591,988
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,788,323
715,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	798,977
340,000	Logan County, WV, 1st Mortgage, Logan County, Health, Hospital, Nursing Home Improvements, Revenue, 8.000%, 12/1/16	374,629
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,971,677
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/26	1,560,039
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/27	1,740,274
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,820,242
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,183,940
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	760,091

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,076,718
530,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/19	586,710
775,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/21	857,770
405,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, Callable 2/1/21 @ 100, 4.000%, 2/1/22	441,345
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	906,060
1,345,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,376,352
570,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	602,450
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/14	1,198,330
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/15	1,390,821
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	962,985
295,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	325,577
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,319,432
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,258,188
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,066,350
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,872,318
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,420,400
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,438,137
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,259,956

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	$1,102,700
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,457,778
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,419,582
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,462,780
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,368,307
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	829,087
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,018,020
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,832,419
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,993,496
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	750,139
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,869,776
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 7/31/14 @ 100, (NATL), 5.000%, 4/1/16	250,922
640,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	686,176
845,000	West Virginia Hospital Finance Authority, Health System Obligation, Health, Hospital, Nursing Home Improvements, Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	864,156
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,223,560

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	$1,636,964
2,350,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, (NATL), 5.000%, 7/1/16	2,565,424
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,087,524
1,650,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	1,855,243
2,500,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	2,809,400
500,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	589,895
1,265,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,484,022
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,492,504
1,050,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,178,751
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,107,058
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,142,958
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/17	1,487,059
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/19	2,353,180
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,162,190
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,917,486
1,505,000	West Virginia University, University Projects, University & College Improvements Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,681,536
1,865,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/18	2,157,488

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	$586,540
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,770,210

	Total Municipal Bonds (Cost $100,572,905)	104,742,741

Shares
MONEY MARKET FUND — 1.1%
1,155,100	Federated Tax-Free Obligations Fund, Institutional Shares	1,155,100

	Total Money Market Fund (Cost $1,155,100)	1,155,100

Total Investments — 98.8% (Cost $101,728,005)		105,897,841
Net Other Assets (Liabilities) — 1.2%		1,237,697

NET ASSETS — 100.0%		$107,135,538

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 39.9%
192,321	Sterling Capital Equity Income Fund, Institutional Shares(a)	$3,754,112
159,012	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,806,737

	Total Equity Funds (Cost $6,181,933)	7,560,849

FIXED INCOME FUND — 57.8%
1,016,891	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,941,749

	Total Fixed Income Fund (Cost $10,452,448)	10,941,749

MONEY MARKET FUND — 2.4%
458,531	Federated Treasury Obligations Fund, Institutional Shares	458,531

	Total Money Market Fund (Cost $458,531)	458,531

Total Investments — 100.1% (Cost $17,092,912)		18,961,129
Net Other Assets (Liabilities) — (0.1)%		(19,637)

NET ASSETS — 100.0%		$18,941,492

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 60.2%
588,300	Sterling Capital Equity Income Fund, Institutional Shares(a)	$11,483,612
486,377	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	11,643,857

	Total Equity Funds (Cost $19,159,153)	23,127,469

FIXED INCOME FUND — 38.0%
1,358,625	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	14,618,806

	Total Fixed Income Fund (Cost $14,077,586)	14,618,806

MONEY MARKET FUND — 1.8%
685,612	Federated Treasury Obligations Fund, Institutional Shares	685,612

	Total Money Market Fund (Cost $685,612)	685,612

Total Investments — 100.0% (Cost $33,922,351)		38,431,887
Net Other Assets (Liabilities) — 0.0%		(7,790)

NET ASSETS — 100.0%		$38,424,097

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
June 30, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 75.3%
534,146	Sterling Capital Equity Income Fund, Institutional Shares(a)	$10,426,536
441,609	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	10,572,109

	Total Equity Funds (Cost $17,334,785)	20,998,645

FIXED INCOME FUND — 23.1%
597,337	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	6,427,348

	Total Fixed Income Fund (Cost $6,269,395)	6,427,348

MONEY MARKET FUND — 2.1%
586,671	Federated Treasury Obligations Fund, Institutional Shares	586,671

	Total Money Market Fund (Cost $586,671)	586,671

Total Investments — 100.5% (Cost $24,190,851)		28,012,664
Net Other Assets (Liabilities) — -0.5%		(134,104)

NET ASSETS — 100.0%		$27,878,560

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited)
June 30, 2014

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Large Cap Value Diversified Fund (formerly known as Sterling Capital Select Equity Fund), Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund (formerly known as Sterling Capital Short-Term Bond Fund), Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At June 30, 2014, Sterling Capital Special Opportunities Fund has a written option valued by Pricing Committee recorded at fair value of $9,750 and represents 0.000% of net assets.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2014, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2014 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Large Cap Value Diversified Fund	$271,130,626(a)	$—	$—	$271,130,626
Sterling Capital Mid Value Fund	745,998,419(a)	—	—	745,998,419
Sterling Capital Small Cap Value Diversified Fund	142,250,739(a)	—	—	142,250,739
Sterling Capital Special Opportunities Fund	1,046,401,091(a)	—	—	1,046,401,091
Sterling Capital Equity Income Fund	2,085,913,779(a)	—	—	2,085,913,779
Sterling Capital Long/Short Equity Fund	86,122,183(a)	—	—	86,122,183
Sterling Capital Ultra Short Bond Fund	1,038,891(b)	50,328,220(a)	—	51,367,111
Sterling Capital Short Duration Bond Fund	2,043,134(b)	89,642,073(a)	—	91,685,207
Sterling Capital Intermediate U.S. Government Fund	62,302(b)	35,151,053(a)	—	35,213,355
Sterling Capital Total Return Bond Fund	12,955,240(b)	456,160,054(a)	—	469,115,294
Sterling Capital Corporate Fund	1,419,464(b)	51,729,840(a)	—	53,149,304
Sterling Capital Securitized Opportunities Fund	631,011(b)	37,127,024(a)	—	37,758,035
Sterling Capital Kentucky Intermediate Tax-Free Fund	636,683(b)	14,921,256(a)	—	15,557,939
Sterling Capital Maryland Intermediate Tax-Free Fund	1,016,855(b)	36,133,917(a)	—	37,150,772
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,439,321(b)	197,068,105(a)	—	200,507,426
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,223,698(b)	65,956,494(a)	—	67,180,192
Sterling Capital Virginia Intermediate Tax-Free Fund	1,865,021(b)	120,899,971(a)	—	122,764,992
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,155,100(b)	104,742,741(a)	—	105,897,841
Sterling Capital Strategic Allocation Conservative Fund	18,961,129(a)	—	—	18,961,129
Sterling Capital Strategic Allocation Balanced Fund	38,431,887(a)	—	—	38,431,887
Sterling Capital Strategic Allocation Growth Fund	28,012,664(a)	—	—	28,012,664

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$26,483,640(a)	$—	$—	$26,483,640
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	5,943,850	9,750	—	5,953,600
Sterling Capital Equity Income Fund (c)	1,215,408	—	—	1,215,408

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options which gives the Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2014:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Agilent Technologies, Inc., $65.00, 11/22/14	1,000	$(95,000)
Citrix Systems, Inc., $70.00, 9/20/14	1,000	(97,000)
DIRECTV, $95.00, 9/20/14(a)	750	(9,750)
EOG Resources, Inc., $97.50, 7/19/14	2,300	(4,393,000)
Halliburton Co., $65.00, 7/19/14	1,000	(626,000)
Myriad Genetics, Inc., $37.00, 8/16/14	1,000	(330,000)
Myriad Genetics, Inc., $38.00, 8/16/14	550	(176,000)
Myriad Genetics, Inc., $39.00, 11/22/14	400	(165,600)
Robert Half International, Inc., $45.00, 7/19/14	250	(61,250)

	8,250	$(5,953,600)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

	Number of Contracts	Value
Sterling Capital Equity Income Fund
Baxter International, Inc., $80.00, 11/22/14	500	$(19,500)
Baxter International, Inc., $82.50, 11/22/14	338	(5,408)
Time Warner Cable, Inc., $140.00, 7/19/14	750	(540,000)
Time Warner Cable, Inc., $145.00, 7/19/14	500	(170,500)
Time Warner Cable, Inc., $145.00, 10/18/14	750	(480,000)

	2,838	$(1,215,408)

(a) Security was fair valued under methods approved by the Board.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”), which created a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 also requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value and requires additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2014 is as follows:

	Shares Held at			Shares Held at	Value at
	September 30,	Shares	Shares	June 30,	June 30,
	2013	Purchased	Sold	2014	2014
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Shares	207,334	15,763	30,776	192,321	$3,754,112
Sterling Capital Special Opportunities Fund, Institutional Shares	174,641	18,025	33,654	159,012	3,806,737

Sterling Capital Funds
Notes to Schedule of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

	Shares Held at			Shares Held at	Value at
	September 30,	Shares	Shares	June 30,	June 30,
	2013	Purchased	Sold	2014	2014
Sterling Capital Total Return Bond Fund, Institutional Shares	1,030,767	61,562	75,438	1,016,891	$10,941,749

Total Affiliates	1,412,742	95,350	139,868	1,368,224	$18,502,598

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Shares	573,512	41,823	27,035	588,300	$11,483,612
Sterling Capital Special Opportunities Fund, Institutional Shares	483,055	56,366	53,044	486,377	11,643,857
Sterling Capital Total Return Bond Fund, Institutional Shares	1,245,350	118,935	5,660	1,358,625	14,618,806

Total Affiliates	2,301,917	217,124	85,739	2,433,302	$37,746,275

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Shares	541,014	35,069	41,937	534,146	$10,426,536
Sterling Capital Special Opportunities Fund, Institutional Shares	455,702	48,855	62,948	441,609	10,572,109
Sterling Capital Total Return Bond Fund, Institutional Shares	568,819	40,325	11,807	597,337	6,427,348

Total Affiliates	1,565,535	124,249	116,692	1,573,092	$27,425,993

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Large Cap Value Diversified Fund	$—	$—	$53,582,400	2017
Sterling Capital Large Cap Value Diversified Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	12,708,364	2017
Sterling Capital Small Cap Value Diversified Fund	—	—	2,085,627	2016

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

	Amount With No Expiration*
	Short-term	Long-term
	Losses	Losses	Amount	Expires
Sterling Capital Small Cap Value Diversified Fund	—	—	$2,655,981	2017
Sterling Capital Ultra Short Bond Fund	14,612	—	—	—
Sterling Capital Short Duration Bond Fund	—	—	1,246,269	2014
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Short Duration Bond Fund	731,499	348,335	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	7,417,640	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Securitized Opportunities Fund	1,495,375	5,299	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	7,049,711	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	5,467,557	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	6,627,772	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014:

Qualified
Late-Year
Capital
Losses
Sterling Capital Corporate Fund	$431,130
Sterling Capital Total Return Bond Fund	3,360,087
Sterling Capital Kentucky Intermediate Tax-Free Fund	19,857
Sterling Capital Maryland Intermediate Tax-Free Fund	88,739
Sterling Capital North Carolina Intermediate Tax-Free Fund	689,792
Sterling Capital South Carolina Intermediate Tax-Free Fund	221,089
Sterling Capital Virginia Intermediate Tax-Free Fund	536,898
Sterling Capital West Virginia Intermediate Tax-Free Fund	71,814

At June 30, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital Large Cap Value Diversified Fund	$230,125,181	$41,986,982	$(981,537)	$41,005,445
Sterling Capital Mid Value Fund	571,566,079	183,782,222	(9,349,882)	174,432,340
Sterling Capital Small Cap Value Diversified Fund	122,737,795	22,216,274	(2,703,330)	19,512,944
Sterling Capital Special Opportunities Fund	718,106,315	331,210,513	(2,915,737)	328,294,776
Sterling Capital Equity Income Fund	1,641,690,812	465,299,044	(21,076,077)	444,222,967
Sterling Capital Long/Short Equity Fund	54,596,278	7,594,663	(2,552,398)	5,042,265
Sterling Capital Ultra Short Bond Fund	51,470,085	61,525	(164,499)	(102,974)
Sterling Capital Short Duration Bond Fund	91,850,428	413,492	(578,713)	(165,221)
Sterling Capital Intermediate U.S. Government Fund	34,187,990	1,149,840	(124,475)	1,025,365
Sterling Capital Total Return Bond Fund	457,631,725	14,007,450	(2,523,881)	11,483,569
Sterling Capital Corporate Fund	51,512,014	1,721,483	(84,193)	1,637,290
Sterling Capital Securitized Opportunities Fund	37,268,534	643,035	(153,534)	489,501
Sterling Capital Kentucky Intermediate Tax-Free Fund	14,479,864	1,078,075	—	1,078,075
Sterling Capital Maryland Intermediate Tax-Free Fund	35,699,673	1,458,825	(7,726)	1,451,099

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2014

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital North Carolina Intermediate Tax-Free Fund	$190,346,584	$10,207,838	$(46,996)	$10,160,842
Sterling Capital South Carolina Intermediate Tax-Free Fund	64,706,390	2,535,911	(62,109)	2,473,802
Sterling Capital Virginia Intermediate Tax-Free Fund	116,990,854	5,799,051	(24,913)	5,774,138
Sterling Capital West Virginia Intermediate Tax-Free Fund	101,728,005	4,225,508	(55,672)	4,169,836
Sterling Capital Strategic Allocation Conservative Fund	17,092,912	1,868,217	—	1,868,217
Sterling Capital Strategic Allocation Balanced Fund	33,922,351	4,509,536	—	4,509,536
Sterling Capital Strategic Allocation Growth Fund	24,190,851	3,821,813	—	3,821,813

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/22/14

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	8/22/14